UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number              811-22700

Exchange Traded Concepts Trust II

(Exact name of registrant as specified in charter)

2545 South Kelly Avenue, Suite C, Edmond, Oklahoma	73013
(Address of principal executive offices)	(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH   43219-8000

 (Name and address of agent for service)

Registrant’s telephone number, including area code: (405) – 778-8377

Date of fiscal year end: April 30

Date of reporting period: October 31, 2014

Item 1. Reports to Stockholders.

EXCHANGE TRADED CONCEPTS TRUST II Horizons S&P 500® Covered Call ETF Horizons S&P Financial Select Sector Covered Call ETF

Semi-Annual Report

October 31, 2014
(Unaudited)

Exchange Traded Concepts Trust II TABLE OF CONTENTS	October 31, 2014 (Unaudited)

Horizons S&P 500® Covered Call ETF
Schedule of Portfolio Investments	1
Schedule of Written Call Options	7

Horizons S&P Financial Select Sector Covered Call ETF
Schedule of Portfolio Investments	17
Schedule of Written Call Options	19

Statements of Assets and Liabilities	21
Statements of Operations	22
Statements of Changes in Net Assets	23
Financial Highlights	24
Notes to Financial Statements	25
Disclosure of Fund Expenses	33
Other Information	34

Before investing you should carefully consider the Funds’ investment objectives, risks, charges and expenses. This and other information is available in the Funds’ prospectus, a copy of which may be obtained by visiting the Funds’ website at www.HorizonsETFs.com/USA. Please read the prospectus carefully before you invest.

There are risks involved with investing, including possible loss of principal, and there is no guarantee the Funds will achieve their investment objectives. The Horizons S&P Financial Select Sector Covered Call ETF is non-diversified and may invest a greater portion of its assets in securities of a small number of issuers, which may have an adverse effect on Fund performance. Concentration in a particular industry or sector will subject the Funds to loss due to adverse occurrences that may affect that industry or sector.

Individual shares of the Funds may be purchased or sold in the secondary market throughout the regular trading day on the NYSE Arca through a brokerage account. However, shares are not individually redeemable directly from the Funds. Each Fund issues and redeems shares on a continuous basis, at NAV, only in large blocks of shares (“Creation Units”), principally in-kind for securities included in the relevant Index.

Distributor: Foreside Fund Services, LLC

i

Horizons S&P 500® Covered Call ETF SCHEDULE OF PORTFOLIO INVESTMENTS	October 31, 2014 (Unaudited)

Security Description	Shares	Value ($)
COMMON STOCKS 102.7%
Consumer Discretionary 11.9%
Amazon.com, Inc. *	700	213,823
AutoNation, Inc. *	145	8,303
AutoZone, Inc. *	60	33,211
Bed Bath & Beyond, Inc. *	342	23,030
Best Buy Co., Inc.	538	18,367
BorgWarner, Inc.	430	24,519
Cablevision Systems Corp., Class A	406	7,560
Carnival Corp.	830	33,325
CBS Corp., Class B	900	48,798
Chipotle Mexican Grill *	57	36,366
Coach, Inc.	509	17,499
Coca-Cola Enterprises, Inc.	430	18,641
Comcast Corp., Class A	4,800	265,680
D.R. Horton, Inc.	617	14,061
Darden Restaurants, Inc.	246	12,738
Delphi Automotive PLC	557	38,422
DIRECTV *	934	81,062
Discovery Communications, Inc., Class A *	275	9,721
Discovery Communications, Inc. *	508	17,775
Dollar General Corp. *	557	34,907
Dollar Tree, Inc. *	383	23,198
Expedia, Inc.	184	15,634
Family Dollar Stores, Inc.	177	13,857
Ford Motor Co.	7,200	101,448
Fossil Group, Inc. *	86	8,743
Gamestop Corp.	215	9,193
Gannett Co., Inc.	430	13,545
Gap, Inc.	510	19,324
Garmin, Ltd.	232	12,871
General Motors Co.	2,500	78,500
Genuine Parts Co.	283	27,473
Goodyear Tire & Rubber Co.	521	12,624
H&R Block, Inc.	518	16,737
Harley-Davidson, Inc.	400	26,280
Harman International Industries, Inc.	127	13,632
Hasbro, Inc.	215	12,369
Johnson Controls, Inc.	1,239	58,542
Kohl's Corp.	381	20,658
L Brands, Inc.	455	32,815
Leggett & Platt, Inc.	267	10,514
Lennar Corp.	315	13,570
Lowe's Cos., Inc.	1,834	104,905
Macy's, Inc.	652	37,699
Marriott International, Inc., Class A	407	30,830
Mattel, Inc.	625	19,419
McDonald's Corp.	1,814	170,027
Michael Kors Holdings, Ltd. *	382	30,021

Security Description	Shares	Value ($)
COMMON STOCKS, Continued
Consumer Discretionary, continued
Mohawk Industries, Inc. *	116	16,477
Netflix.com, Inc. *	110	43,205
Newell Rubbermaid, Inc.	507	16,898
News Corp., Class A *	943	14,598
Nike, Inc., Class B	1,300	120,861
Nordstrom, Inc.	261	18,951
Omnicom Group, Inc.	467	33,559
O'Reilly Automotive, Inc. *	192	33,769
PetSmart, Inc.	182	13,168
Polo Ralph Lauren Corp.	107	17,638
Priceline.com, Inc. *	96	115,796
Pulte Group, Inc.	652	12,512
PVH Corp.	154	17,610
Ross Stores, Inc.	400	32,288
Scripps Networks Interactive, Inc.	191	14,753
Staples, Inc.	1,200	15,216
Starbucks Corp.	1,400	105,784
Starwood Hotels & Resorts Worldwide, Inc.	353	27,061
Target Corp.	1,164	71,959
The Home Depot, Inc.	2,500	243,800
The Interpublic Group of Cos., Inc.	788	15,279
The Walt Disney Co.	2,918	266,647
Time Warner Cable, Inc., Class A	511	75,224
Time Warner, Inc.	1,573	125,006
TJX Cos., Inc.	1,275	80,733
Tractor Supply Co.	262	19,184
TripAdvisor, Inc. *	205	18,175
Twenty-First Century Fox, Inc.	3,500	120,680
Under Armour, Inc. *	303	19,871
Urban Outfitters, Inc. *	190	5,768
VF Corp.	646	43,721
Viacom, Inc., Class B	708	51,457
Whirlpool Corp.	147	25,292
Wyndham Worldwide Corp.	232	18,019
Wynn Resorts, Ltd.	151	28,692
Yum! Brands, Inc.	809	58,110
		3,849,997
Consumer Staples 9.8%
Altria Group, Inc.	3,664	177,118
Archer-Daniels-Midland Co.	1,200	56,400
Avon Products, Inc.	821	8,538
Brown-Forman Corp., Class B	292	27,060
Campbell Soup Co.	331	14,620
Clorox Co.	243	24,179
Coca-Cola Co.	7,300	305,723
Colgate-Palmolive Co.	1,600	107,008
ConAgra Foods, Inc.	800	27,480

See Notes to Financial Statements.

Horizons S&P 500® Covered Call ETF SCHEDULE OF PORTFOLIO INVESTMENTS (Continued)	October 31, 2014 (Unaudited)

Security Description	Shares	Value ($)
COMMON STOCKS, Continued
Consumer Staples, continued
Constellation Brands, Inc. *	314	28,744
Costco Wholesale Corp.	806	107,496
CVS Caremark Corp.	2,139	183,548
Dr. Pepper Snapple Group, Inc.	366	25,346
Estee Lauder Cos., Class A	418	31,426
General Mills, Inc.	1,136	59,027
Hormel Foods Corp.	254	13,693
Kellogg Co.	477	30,509
Keurig Green Mountain, Inc.	226	34,296
Kimberly-Clark Corp.	693	79,189
Kraft Foods Group, Inc.	1,100	61,985
Kroger Co.	910	50,696
Lorillard, Inc.	675	41,513
McCormick & Co., Inc.	239	16,902
Mead Johnson Nutrition Co.	374	37,142
Molson Coors Brewing Co.	300	22,314
Mondelez International, Inc.	3,129	110,329
Monster Beverage Corp. *	267	26,935
PepsiCo, Inc.	2,800	269,276
Philip Morris International	2,900	258,128
Procter & Gamble Co.	5,000	436,350
Reynolds American, Inc.	570	35,859
Safeway, Inc.	434	15,129
Sysco Corp.	1,100	42,394
The Hershey Co.	276	26,471
The J.M. Smucker Co.	191	19,864
Tyson Foods, Inc., Class A	538	21,708
Walgreen Co.	1,632	104,807
Wal-Mart Stores, Inc.	2,913	222,174
Whole Foods Market, Inc.	670	26,351
		3,187,727
Energy 9.3%
Anadarko Petroleum Corp.	930	85,355
Apache Corp.	711	54,889
Baker Hughes, Inc.	800	42,368
Cabot Oil & Gas Corp.	780	24,258
Cameron International Corp. *	381	22,689
Chesapeake Energy Corp.	957	21,226
Chevron Corp.	3,504	420,304
Cimarex Energy Co.	161	18,301
ConocoPhillips	2,266	163,492
CONSOL Energy, Inc.	434	15,971
Denbury Resources, Inc.	654	8,110
Devon Energy Corp.	714	42,840
Diamond Offshore Drilling, Inc.	132	4,978
Ensco PLC, Class A, ADR	441	17,900
EOG Resources, Inc.	1,014	96,381
Exxon Mobil Corp.	7,880	762,074

Security Description	Shares	Value ($)
COMMON STOCKS, Continued
Energy, continued
FMC Technologies, Inc. *	437	24,489
Halliburton Co.	1,579	87,066
Helmerich & Payne, Inc.	200	17,364
Hess Corp.	484	41,048
Kinder Morgan, Inc.	1,225	47,408
Marathon Oil Corp.	1,246	44,108
Marathon Petroleum Corp.	525	47,723
Murphy Oil Corp.	314	16,764
Nabors Industries, Ltd.	538	9,603
National-Oilwell Varco, Inc.	800	58,112
Newfield Exploration Co. *	259	8,446
Noble Corp. PLC	480	10,042
Noble Energy, Inc.	669	38,554
Occidental Petroleum Corp.	1,437	127,792
Phillips 66	1,028	80,698
Pioneer Natural Resources Co.	264	49,912
QEP Resources, Inc.	308	7,722
Range Resources Corp.	309	21,136
Schlumberger, Ltd.	2,400	236,784
Southwestern Energy Co. *	664	21,587
Spectra Energy Corp.	1,247	48,795
Tesoro Corp.	232	16,567
Transocean, Ltd.	646	19,270
Valero Energy Corp.	974	48,788
Williams Cos., Inc.	1,252	69,499
		3,000,413
Financials 16.4%
ACE, Ltd.	622	67,985
Affiliated Managers Group *	101	20,179
AFLAC, Inc.	847	50,591
Allstate Corp.	800	51,880
American Express Co.	1,669	150,127
American International Group, Inc.	2,646	141,746
Ameriprise Financial, Inc.	347	43,781
AON PLC	538	46,268
Apartment Investment & Management Co. (REIT), Class A	275	9,842
Assurant, Inc.	136	9,278
AvalonBay Communities, Inc.	243	37,869
Bank of America Corp.	19,429	333,401
Bank of New York Mellon Corp.	2,100	81,312
BB&T Corp.	1,336	50,608
Berkshire Hathaway, Inc., Class B *	3,354	470,098
BlackRock, Inc., Class A	234	79,820
Boston Properties, Inc.	288	36,504
Capital One Financial Corp.	1,033	85,501
CBRE Group, Inc., Class A *	526	16,832
Cincinnati Financial Corp.	277	13,980

See Notes to Financial Statements.

Horizons S&P 500® Covered Call ETF SCHEDULE OF PORTFOLIO INVESTMENTS (Continued)	October 31, 2014 (Unaudited)

Security Description	Shares	Value ($)
COMMON STOCKS, Continued
Financials, continued
Citigroup, Inc.	5,600	299,768
CME Group, Inc.	585	49,029
Comerica, Inc.	339	16,184
D&B Corp.	67	8,228
Discover Financial Services, Inc., Class A	861	54,915
E*Trade Financial Corp. *	542	12,087
Equity Residential (REIT)	673	46,814
Essex Property Trust, Inc.	116	23,404
Fifth Third BanCorp	1,554	31,064
Franklin Resources, Inc.	733	40,762
General Growth Properties, Inc.	1,168	30,263
Genworth Financial, Inc., Class A *	932	13,039
Goldman Sachs Group, Inc.	758	144,012
Hartford Financial Services Group, Inc.	832	32,931
HCP, Inc.	847	37,243
Health Care REIT, Inc.	600	42,666
Host Hotels & Resorts, Inc.	1,409	32,844
Hudson City BanCorp, Inc.	900	8,685
Huntington Bancshares, Inc.	1,518	15,043
IntercontinentalExchange Group, Inc.	209	43,533
Invesco, Ltd.	800	32,376
JPMorgan Chase & Co.	6,950	420,335
KeyCorp	1,647	21,740
Kimco Realty Corp.	776	19,361
Legg Mason, Inc.	189	9,828
Leucadia National Corp.	593	14,102
Lincoln National Corp.	483	26,449
Loews Corp.	566	24,678
M&T Bank Corp.	245	29,934
Marsh & McLennan Cos., Inc.	1,009	54,859
MetLife, Inc.	2,086	113,145
Moody's Corp.	343	34,036
Morgan Stanley	2,829	98,874
Navient Corp.	780	15,428
Northern Trust Corp.	413	27,382
People's United Financial, Inc.	600	8,772
Plum Creek Timber Co., Inc.	333	13,656
PNC Financial Services Group	1,006	86,908
Principal Financial Group, Inc.	506	26,499
Progressive Corp.	1,013	26,753
Prologis, Inc.	932	38,818
Prudential Financial, Inc.	849	75,170
Public Storage	268	49,403
Regions Financial Corp.	2,581	25,629
Robert Half International, Inc.	261	14,298
Simon Property Group, Inc.	577	103,404

Security Description	Shares	Value ($)
COMMON STOCKS, Continued
Financials, continued
State Street Corp.	788	59,462
SunTrust Banks, Inc.	1,000	39,140
T. Rowe Price Group, Inc.	500	41,045
The Charles Schwab Corp.	2,126	60,952
The Chubb Corp.	445	44,215
The Macerich Co.	266	18,753
The NASDAQ OMX Group, Inc.	218	9,431
Torchmark Corp.	245	12,975
Travelers Cos., Inc.	631	63,605
U.S. BanCorp	3,322	141,517
Unum Group	478	15,994
Ventas, Inc.	548	37,543
Vornado Realty Trust	323	35,362
Wells Fargo & Co.	8,778	466,025
Weyerhaeuser Co.	980	33,183
XL Group PLC	500	16,940
Zions Bancorp	376	10,893
		5,298,988
Health Care 14.7%
Abbott Laboratories	2,800	122,052
AbbVie, Inc.	2,938	186,445
Actavis, Inc. PLC *	491	119,185
Aetna, Inc.	656	54,127
Agilent Technologies, Inc.	625	34,550
Alexion Pharmaceuticals, Inc. *	366	70,038
Allergan, Inc.	549	104,343
AmerisourceBergen Corp.	400	34,164
Amgen, Inc.	1,405	227,863
Baxter International, Inc.	1,000	70,139
Becton Dickinson & Co.	357	45,946
Biogen Idec, Inc. *	437	140,312
Boston Scientific Corp. *	2,470	32,802
Bristol-Myers Squibb Co.	3,060	178,061
C.R. Bard, Inc.	141	23,120
Cardinal Health, Inc.	623	48,893
Carefusion Corp. *	382	21,915
Celgene Corp. *	1,474	157,851
Cerner Corp. *	560	35,470
CIGNA Corp.	491	48,889
Covidien PLC, ADR	831	76,818
DaVita Healthcare Partners, Inc. *	323	25,217
DENTSPLY International, Inc.	269	13,657
Edwards Lifesciences Corp. *	192	23,217
Eli Lilly & Co.	1,813	120,256
Express Scripts Holding, Inc. *	1,382	106,165
Gilead Sciences, Inc. *	2,800	313,599
Hospira, Inc. *	313	16,808
Humana, Inc.	285	39,572

See Notes to Financial Statements.

Horizons S&P 500® Covered Call ETF SCHEDULE OF PORTFOLIO INVESTMENTS (Continued)	October 31, 2014 (Unaudited)

Security Description	Shares	Value ($)
COMMON STOCKS, Continued
Health Care, continued
Intuitive Surgical, Inc. *	65	32,227
Johnson & Johnson	5,211	561,642
Laboratory Corp. of America Holdings *	160	17,486
Mallinckrodt PLC *	215	19,818
McKesson Corp.	430	87,466
Medtronic, Inc.	1,816	123,778
Merck & Co., Inc.	5,330	308,820
Mylan Laboratories, Inc. *	700	37,485
Patterson Cos., Inc.	159	6,854
PerkinElmer, Inc.	215	9,335
Perrigo Co. PLC	247	39,878
Pfizer, Inc.	11,714	350,834
Quest Diagnostics, Inc.	274	17,388
Regeneron Pharmaceuticals, Inc. *	136	53,546
St. Jude Medical, Inc.	527	33,818
Stryker Corp.	550	48,142
Tenet Healthcare Corp. *	187	10,481
Thermo Fisher Scientific, Inc.	742	87,237
UnitedHealth Group, Inc.	1,800	171,019
Universal Health Services, Inc., Class B	169	17,527
Varian Medical Systems, Inc. *	190	15,983
Vertex Pharmaceuticals, Inc. *	442	49,787
Waters Corp. *	155	17,174
WellPoint, Inc.	510	64,612
Zimmer Holdings, Inc.	311	34,596
Zoetis, Inc.	929	34,522
		4,742,929
Industrials 11.0%
3M Co.	1,200	184,524
Allegion PLC	168	8,919
AMETEK, Inc.	466	24,302
Avery Dennison Corp.	183	8,574
C.H. Robinson Worldwide, Inc.	273	18,894
CarMax, Inc. *	330	18,450
Caterpillar, Inc.	1,166	118,245
Cintas Corp.	179	13,110
Crown Castle International Corp. (REIT)	621	48,513
CSX Corp.	1,853	66,022
Cummins, Inc.	316	46,193
Danaher Corp.	1,124	90,370
Deere & Co.	667	57,055
Delta Air Lines, Inc.	1,570	63,161
Dover Corp.	311	24,706
Eaton Corp. PLC	888	60,730
Emerson Electric Co.	1,300	83,277
Equifax, Inc.	232	17,572

Security Description	Shares	Value ($)
COMMON STOCKS, Continued
Industrials, continued
Expeditors International of Washington, Inc.	368	15,699
Fastenal Co.	515	22,681
FedEx Corp.	500	83,700
Flowserve Corp.	253	17,201
Fluor Corp.	292	19,370
General Dynamics Corp.	591	82,598
General Electric Co.	18,540	478,517
Honeywell International, Inc.	1,445	138,893
Illinois Tool Works, Inc.	679	61,823
Ingersoll-Rand PLC	500	31,310
Iron Mountain, Inc.	323	11,651
Jacobs Engineering Group, Inc. *	248	11,768
Joy Global, Inc.	188	9,894
Kansas City Southern Industries, Inc.	207	25,418
L-3 Communications Holdings, Inc.	161	19,555
Lockheed Martin Corp.	500	95,285
Masco Corp.	666	14,699
Nielsen Holdings NV	563	23,922
Norfolk Southern Corp.	575	63,618
Northrop Grumman Corp.	386	53,253
PACCAR, Inc.	661	43,177
Pall Corp.	200	18,284
Parker Hannifin Corp.	275	34,933
Pentair PLC	361	24,205
Pitney Bowes, Inc.	382	9,451
Precision Castparts Corp.	266	58,706
Quanta Services, Inc. *	408	13,905
Raytheon Co.	576	59,835
Republic Services, Inc., Class A	469	18,010
Rockwell Automation, Inc.	256	28,762
Rockwell Collins, Inc.	255	21,458
Roper Industries, Inc.	186	29,444
Ryder System, Inc.	100	8,847
Snap-on, Inc.	108	14,271
Southwest Airlines Co.	1,292	44,548
Stanley Black & Decker, Inc.	300	28,092
Stericycle, Inc. *	158	19,908
Textron, Inc.	521	21,637
The ADT Corp.	323	11,576
The Boeing Co.	1,242	155,138
Tiffany & Co.	206	19,801
Tyco International, Ltd.	826	35,460
Union Pacific Corp.	1,652	192,375
United Parcel Service, Inc., Class B	1,300	136,383
United Rentals, Inc. *	177	19,481
United Technologies Corp.	1,577	168,740
W.W. Grainger, Inc.	110	27,148

See Notes to Financial Statements.

Horizons S&P 500® Covered Call ETF SCHEDULE OF PORTFOLIO INVESTMENTS (Continued)	October 31, 2014 (Unaudited)

Security Description	Shares	Value ($)
COMMON STOCKS, Continued
Industrials, continued
Waste Management, Inc.	800	39,111
Xylem, Inc.	350	12,726
		3,548,884
Information Technology 20.1%
Accenture PLC	1,172	95,073
Adobe Systems, Inc. *	879	61,635
Akamai Technologies, Inc. *	331	19,959
Alliance Data Systems Corp. *	100	28,335
Altera Corp.	582	20,003
Amphenol Corp., Class A	594	30,045
Analog Devices, Inc.	589	29,226
Apple, Inc.	11,059	1,194,372
Applied Materials, Inc.	2,244	49,570
Autodesk, Inc. *	415	23,879
Automatic Data Processing, Inc.	891	72,866
Avago Technologies, Ltd.	466	40,193
Broadcom Corp., Class A	1,000	41,880
CA, Inc.	592	17,204
Cisco Systems, Inc.	9,422	230,556
Citrix Systems, Inc. *	300	19,269
Cognizant Technology Solutions Corp. *	1,127	55,054
Computer Sciences Corp.	270	16,308
Corning, Inc.	2,400	49,031
eBay, Inc. *	2,100	110,250
Electronic Arts, Inc. *	584	23,926
EMC Corp.	3,743	107,536
F5 Networks, Inc. *	141	17,340
Facebook, Inc. *	3,850	288,712
Fidelity National Information Services, Inc.	527	30,772
First Solar, Inc. *	131	7,716
Fiserv, Inc. *	466	32,378
FLIR Systems, Inc.	268	8,986
Google, Inc., Class A *	524	297,564
Google, Inc., Class C *	524	292,958
Harris Corp.	193	13,433
Hewlett-Packard Co.	3,448	123,714
Intel Corp.	9,148	311,124
International Business Machines Corp.	1,714	281,781
Intuit, Inc.	528	46,469
Jabil Circuit, Inc.	350	7,333
Juniper Networks, Inc.	753	15,866
KLA-Tencor Corp.	305	24,141
Lam Research Corp.	300	23,358
Linear Technology Corp.	437	18,721
MasterCard, Inc., Class A	1,816	152,090

Security Description	Shares	Value ($)
COMMON STOCKS, Continued
Information Technology, continued
Microchip Technology, Inc.	374	16,123
Micron Technology, Inc. *	2,000	66,180
Microsoft Corp.	15,225	714,815
Motorola Solutions, Inc.	409	26,381
NetApp, Inc.	600	25,680
NVIDIA Corp.	969	18,934
Oracle Corp.	6,005	234,496
Paychex, Inc.	600	28,164
Qualcomm, Inc.	3,100	243,381
Red Hat, Inc. *	350	20,622
Salesforce.com, Inc. *	1,057	67,637
SanDisk Corp.	416	39,162
Seagate Technology PLC	607	38,138
Symantec Corp.	1,292	32,067
TE Connectivity, Ltd.	762	46,581
Teradata Corp. *	287	12,146
Texas Instruments, Inc.	1,979	98,277
Total System Services, Inc.	315	10,644
VeriSign, Inc. *	215	12,848
Visa, Inc., Class A	908	219,218
Western Digital Corp.	409	40,233
Western Union Co.	1,000	16,960
Xerox Corp.	2,046	27,171
Xilinx, Inc.	508	22,596
Yahoo!, Inc. *	1,723	79,344
		6,488,424
Materials 3.3%
Air Products & Chemicals, Inc.	356	47,939
Airgas, Inc.	127	14,166
Alcoa, Inc.	2,168	36,336
Allegheny Technologies, Inc.	200	6,570
Ball Corp.	254	16,365
Bemis Co., Inc.	193	7,425
CF Industries Holdings, Inc.	91	23,660
E.I. Du Pont de Nemours & Co.	1,700	117,555
Eastman Chemical Co.	281	22,699
Ecolab, Inc.	500	55,615
FMC Corp.	252	14,452
Freeport-McMoRan Copper & Gold, Inc., Class B	1,913	54,521
International Flavors & Fragrances, Inc.	154	15,269
International Paper Co.	800	40,496
LyondellBasell Industries NV, Class A	791	72,479
Martin Marietta Materials, Inc.	116	13,563
MeadWestvaco Corp.	313	13,825
Monsanto Co.	973	111,934
Newmont Mining Corp.	943	17,691

See Notes to Financial Statements.

Horizons S&P 500® Covered Call ETF SCHEDULE OF PORTFOLIO INVESTMENTS (Concluded)	October 31, 2014 (Unaudited)

Security Description	Shares	Value ($)
COMMON STOCKS, Continued
Materials, continued
Nucor Corp.	591	31,949
Owens-Illinois, Inc. *	312	8,040
PPG Industries, Inc.	257	52,348
Praxair, Inc.	539	67,909
Sealed Air Corp.	400	14,500
Sherwin-Williams Co.	154	35,352
Sigma-Aldrich Corp.	204	27,726
The Dow Chemical Co.	2,070	102,258
The Mosaic Co.	590	26,143
Vulcan Materials Co.	245	15,119
		1,083,904
Technology 0.4%
American Tower Corp. (REIT)	737	71,858
McGraw-Hill Cos., Inc.	500	45,240
		117,098
Telecommunication Services 2.4%
AT&T, Inc.	9,600	334,464
CenturyLink, Inc.	1,048	43,471
Frontier Communications Corp.	1,900	12,426
Verizon Communications, Inc.	7,649	384,362
Windstream Holdings, Inc.	1,129	11,832
		786,555
Utilities 3.4%
AES Corp.	1,243	17,489
AGL Resources, Inc.	225	12,130
Ameren Corp.	458	19,392
American Electric Power Co., Inc.	910	53,089
CenterPoint Energy, Inc.	812	19,935
CMS Energy Corp.	504	16,466
Consolidated Edison, Inc.	543	34,404
Dominion Resources, Inc.	1,072	76,434
DTE Energy Co.	327	26,866
Duke Energy Corp.	1,305	107,206
Edison International	606	37,923
Entergy Corp.	331	27,811
EQT Corp.	285	26,801
Exelon Corp.	1,600	58,544
FirstEnergy Corp.	792	29,573
Integrys Energy Group, Inc.	149	10,829
NextEra Energy, Inc.	808	80,978
NiSource, Inc.	593	24,942
Northeast Utilities	600	29,610
NRG Energy, Inc.	611	18,318
ONEOK, Inc.	389	22,927
Pepco Holdings, Inc.	472	12,904
PG&E Corp.	870	43,778
Pinnacle West Capital Corp.	206	12,663

Security Description	Shares	Value ($)
COMMON STOCKS, Continued
Utilities, continued
PPL Corp.	1,237	43,283
Public Service Enterprise Group, Inc.	942	38,914
SCANA Corp.	266	14,601
Sempra Energy	430	47,300
Southern Co.	1,650	76,494
TECO Energy, Inc.	430	8,432
Wisconsin Energy Corp.	414	20,559
Xcel Energy, Inc.	943	31,562
		1,102,157
TOTAL COMMON STOCKS (Cost $28,413,946)		33,207,076

TOTAL INVESTMENTS (Cost $28,413,946) — 102.7%		33,207,076
Other Net Assets (Liabilities):
Written Call Options (3.2)%		(1,030,698)
Other Net Assets 0.5%		147,413
Total Other Net Assets (Liabilities) (2.7)%		(883,285)
NET ASSETS 100.0%		$32,323,791

*	Non-income producing security
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The Horizons S&P 500 Covered Call ETF was invested in the following sectors as of October 31, 2014:

	Value	% of Net Assets
Information Technology	$6,488,424	20.1%
Financials	5,298,988	16.4%
Health Care	4,742,929	14.7%
Consumer Discretionary	3,849,997	11.9%
Industrials	3,548,884	11.0%
Consumer Staples	3,187,727	9.8%
Energy	3,000,413	9.3%
Utilities	1,102,157	3.4%
Materials	1,083,904	3.3%
Telecommunication Services	786,555	2.4%
Technology	117,098	0.4%
Written Call Options	(1,030,698)	(3.2%)
Other Net Assets	147,413	0.5%
Total	$32,323,791	100.0%

See Notes to Financial Statements.

Horizons S&P 500® Covered Call ETF SCHEDULE OF WRITTEN CALL OPTIONS	October 31, 2014 (Unaudited)

Number of Contracts		Value ($)
Written Call Options (3.2)%
(8)	3M Co., Strike @ 140.00 Exp 11/24/14	(10,879)
(22)	Abbott Laboratories, Strike @ 42.00 Exp 11/24/14	(3,784)
(29)	AbbVie, Inc., Strike @ 57.50 Exp 11/24/14	(17,544)
(11)	Accenture PLC, Strike @ 80.00 Exp 11/24/14	(2,008)
(4)	ACE, Ltd., Strike @ 105.00 Exp 11/24/14	(1,840)
(4)	Actavis, Inc. PLC, Strike @ 250.00 Exp 11/24/14	(1,580)
(7)	Adobe Systems, Inc., Strike @ 67.50 Exp 11/24/14	(2,275)
(12)	AES Corp., Strike @ 14.00 Exp 11/24/14	(480)
(6)	Aetna, Inc., Strike @ 80.00 Exp 11/24/14	(1,980)
(1)	Affiliated Managers Group, Strike @ 195.00 Exp 11/24/14	(750)
(6)	AFLAC, Inc., Strike @ 57.50 Exp 11/24/14	(1,389)
(4)	Agilent Technologies, Inc., Strike @ 55.00 Exp 11/24/14	(730)
(3)	Air Products & Chemicals, Inc., Strike @ 140.00 Exp 11/24/14	(368)
(1)	Airgas, Inc., Strike @ 115.00 Exp 11/24/14	(73)
(3)	Akamai Technologies, Inc., Strike @ 57.50 Exp 11/24/14	(975)
(14)	Alcoa, Inc., Strike @ 16.00 Exp 11/24/14	(1,386)
(3)	Alexion Pharmaceuticals, Inc., Strike @ 180.00 Exp 11/24/14	(3,840)
(2)	Allegheny Technologies, Inc., Strike @ 35.00 Exp 11/24/14	(65)
(1)	Allegion PLC, Strike @ 50.00 Exp 11/24/14	(365)
(5)	Allergan, Inc., Strike @ 190.00 Exp 11/24/14	(3,025)
(1)	Alliance Data Systems Corp., Strike @ 270.00 Exp 11/24/14	(1,495)
(8)	Allstate Corp., Strike @ 62.50 Exp 11/24/14	(2,032)
(4)	Altera Corp., Strike @ 34.00 Exp 11/24/14	(360)
(36)	Altria Group, Inc., Strike @ 47.00 Exp 11/24/14	(5,633)
(70)	Amazon.com, Inc. MINI, Strike @ 335.00 Exp 11/24/14	(298)
(3)	Ameren Corp., Strike @ 40.00 Exp 11/24/14	(743)
(5)	American Electric Power Co., Inc., Strike @ 55.00 Exp 11/24/14	(1,650)
(12)	American Express Co., Strike @ 85.00 Exp 11/24/14	(6,119)
(20)	American International Group, Inc., Strike @ 52.50 Exp 11/24/14	(3,420)
(7)	American Tower Corp. (REIT), Strike @ 97.50 Exp 11/24/14	(1,033)
(3)	Ameriprise Financial, Inc., Strike @ 115.00 Exp 11/24/14	(3,240)
(3)	AmerisourceBergen Corp., Strike @ 77.50 Exp 11/24/14	(2,370)
(4)	AMETEK, Inc., Strike @ 50.00 Exp 11/24/14	(980)
(14)	Amgen, Inc., Strike @ 140.00 Exp 11/24/14	(31,429)
(5)	Amphenol Corp., Class A, Strike @ 50.00 Exp 11/24/14	(575)
(9)	Anadarko Petroleum Corp., Strike @ 100.00 Exp 11/24/14	(653)
(5)	Analog Devices, Inc., Strike @ 48.00 Exp 11/24/14	(1,063)
(5)	AON PLC, Strike @ 85.00 Exp 11/24/14	(1,075)
(7)	Apache Corp., Strike @ 80.00 Exp 11/24/14	(886)
(2)	Apartment Investment & Management Co. (REIT), Class A, Strike @ 35.00 Exp 11/24/14	(185)
(66)	Apple, Inc., Strike @ 100.00 Exp 11/24/14	(52,799)
(22)	Applied Materials, Inc., Strike @ 22.00 Exp 11/24/14	(2,112)
(8)	Archer-Daniels-Midland Co., Strike @ 46.00 Exp 11/24/14	(1,300)
(1)	Assurant, Inc., Strike @ 65.00 Exp 11/24/14	(335)
(96)	AT&T, Inc., Strike @ 35.00 Exp 11/24/14	(2,976)
(4)	Autodesk, Inc., Strike @ 55.00 Exp 11/24/14	(1,590)
(8)	Automatic Data Processing, Inc., Strike @ 75.00 Exp 11/24/14	(5,279)
(1)	AutoNation, Inc., Strike @ 52.50 Exp 11/24/14	(480)

See Notes to Financial Statements.

Horizons S&P 500® Covered Call ETF SCHEDULE OF WRITTEN CALL OPTIONS (Continued)	October 31, 2014 (Unaudited)

Number of Contracts		Value ($)
Written Call Options, Continued
(4)	Avago Technologies, Ltd., Strike @ 85.00 Exp 11/24/14	(1,360)
(2)	AvalonBay Communities, Inc., Strike @ 155.00 Exp 11/24/14	(530)
(1)	Avery Dennison Corp., Strike @ 45.00 Exp 11/24/14	(203)
(6)	Baker Hughes, Inc., Strike @ 57.50 Exp 11/24/14	(144)
(2)	Ball Corp., Strike @ 65.00 Exp 11/24/14	(150)
(157)	Bank of America Corp., Strike @ 17.00 Exp 11/24/14	(5,887)
(21)	Bank of New York Mellon Corp., Strike @ 38.00 Exp 11/24/14	(2,363)
(10)	Baxter International, Inc., Strike @ 70.00 Exp 11/24/14	(1,025)
(13)	BB&T Corp., Strike @ 37.00 Exp 11/24/14	(1,307)
(3)	Becton Dickinson & Co., Strike @ 125.00 Exp 11/24/14	(1,380)
(3)	Bed Bath & Beyond, Inc., Strike @ 65.00 Exp 11/24/14	(828)
(1)	Bemis Co., Inc., Strike @ 40.00 Exp 11/24/14	(15)
(26)	Berkshire Hathaway, Inc., Class B, Strike @ 140.00 Exp 11/24/14	(5,303)
(5)	Best Buy Co., Inc., Strike @ 35.00 Exp 11/24/14	(603)
(4)	Biogen Idec, Inc., Strike @ 330.00 Exp 11/24/14	(1,920)
(2)	BlackRock, Inc., Class A, Strike @ 330.00 Exp 11/24/14	(2,660)
(4)	BorgWarner, Inc., Strike @ 60.00 Exp 11/24/14	(130)
(2)	Boston Properties, Inc., Strike @ 125.00 Exp 11/24/14	(535)
(19)	Boston Scientific Corp., Strike @ 12.00 Exp 11/24/14	(2,537)
(23)	Bristol-Myers Squibb Co., Strike @ 52.50 Exp 11/24/14	(12,822)
(7)	Broadcom Corp., Class A, Strike @ 38.00 Exp 11/24/14	(2,678)
(2)	Brown-Forman Corp., Class B, Strike @ 85.00 Exp 11/24/14	(1,420)
(2)	C.H. Robinson Worldwide, Inc., Strike @ 72.50 Exp 11/24/14	(50)
(1)	C.R. Bard, Inc., Strike @ 155.00 Exp 11/24/14	(960)
(4)	CA, Inc., Strike @ 27.00 Exp 11/24/14	(840)
(3)	Cablevision Systems Corp., Class A, Strike @ 18.00 Exp 11/24/14	(278)
(6)	Cabot Oil & Gas Corp., Strike @ 32.50 Exp 11/24/14	(300)
(3)	Cameron International Corp., Strike @ 62.50 Exp 11/24/14	(165)
(3)	Campbell Soup Co., Strike @ 44.00 Exp 11/24/14	(225)
(10)	Capital One Financial Corp., Strike @ 80.00 Exp 11/24/14	(3,010)
(6)	Cardinal Health, Inc., Strike @ 77.50 Exp 11/24/14	(1,140)
(3)	CarMax, Inc., Strike @ 49.00 Exp 11/24/14	(2,100)
(6)	Carnival Corp., Strike @ 37.00 Exp 11/24/14	(2,010)
(11)	Caterpillar, Inc., Strike @ 100.00 Exp 11/24/14	(2,921)
(5)	CBRE Group, Inc., Class A, Strike @ 31.00 Exp 11/24/14	(613)
(6)	CBS Corp., Class B, Strike @ 55.00 Exp 11/24/14	(780)
(12)	Celgene Corp., Strike @ 95.00 Exp 11/24/14	(14,849)
(8)	CenterPoint Energy, Inc., Strike @ 24.00 Exp 11/24/14	(580)
(10)	CenturyLink, Inc., Strike @ 41.00 Exp 11/24/14	(1,200)
(5)	Cerner Corp., Strike @ 60.00 Exp 11/24/14	(1,825)
(9)	Chesapeake Energy Corp., Strike @ 23.00 Exp 11/24/14	(473)
(25)	Chevron Corp., Strike @ 115.00 Exp 11/24/14	(13,374)
(4)	CIGNA Corp., Strike @ 95.00 Exp 11/24/14	(2,030)
(1)	Cimarex Energy Co., Strike @ 120.00 Exp 11/24/14	(203)
(1)	Cintas Corp., Strike @ 70.00 Exp 11/24/14	(315)
(68)	Cisco Systems, Inc., Strike @ 24.00 Exp 11/24/14	(6,051)
(56)	Citigroup, Inc., Strike @ 52.50 Exp 11/24/14	(8,511)

See Notes to Financial Statements.

Horizons S&P 500® Covered Call ETF SCHEDULE OF WRITTEN CALL OPTIONS (Continued)	October 31, 2014 (Unaudited)

Number of Contracts		Value ($)
Written Call Options, Continued
(3)	Citrix Systems, Inc., Strike @ 67.50 Exp 11/24/14	(105)
(2)	Clorox Co., Strike @ 100.00 Exp 11/24/14	(290)
(5)	CME Group, Inc., Strike @ 82.50 Exp 11/24/14	(1,113)
(5)	Coach, Inc., Strike @ 38.00 Exp 11/24/14	(25)
(73)	Coca-Cola Co., Strike @ 44.00 Exp 11/24/14	(621)
(3)	Coca-Cola Enterprises, Inc., Strike @ 43.00 Exp 11/24/14	(338)
(11)	Cognizant Technology Solutions Corp., Strike @ 47.50 Exp 11/24/14	(2,668)
(12)	Colgate-Palmolive Co., Strike @ 65.00 Exp 11/24/14	(2,598)
(35)	Comcast Corp., Class A, Strike @ 52.50 Exp 11/24/14	(10,359)
(3)	Comerica, Inc., Strike @ 46.00 Exp 11/24/14	(606)
(2)	Computer Sciences Corp., Strike @ 60.00 Exp 11/24/14	(510)
(7)	ConAgra Foods, Inc., Strike @ 34.00 Exp 11/24/14	(490)
(22)	ConocoPhillips, Strike @ 72.50 Exp 11/24/14	(2,772)
(4)	CONSOL Energy, Inc., Strike @ 37.00 Exp 11/24/14	(340)
(5)	Consolidated Edison, Inc., Strike @ 62.50 Exp 11/24/14	(600)
(2)	Constellation Brands, Inc., Strike @ 85.00 Exp 11/24/14	(1,260)
(24)	Corning, Inc., Strike @ 19.00 Exp 11/24/14	(3,528)
(4)	Costco Wholesale Corp., Strike @ 125.00 Exp 11/24/14	(3,300)
(8)	Covidien PLC, ADR, Strike @ 95.00 Exp 11/24/14	(1,300)
(6)	Crown Castle International Corp. (REIT), Strike @ 85.00 Exp 11/24/14	(135)
(18)	CSX Corp., Strike @ 36.00 Exp 11/24/14	(1,017)
(3)	Cummins, Inc., Strike @ 140.00 Exp 11/24/14	(2,085)
(21)	CVS Caremark Corp., Strike @ 82.50 Exp 11/24/14	(7,927)
(5)	D.R. Horton, Inc., Strike @ 22.00 Exp 11/24/14	(655)
(9)	Danaher Corp., Strike @ 77.50 Exp 11/24/14	(3,060)
(2)	Darden Restaurants, Inc., Strike @ 50.00 Exp 11/24/14	(415)
(3)	DaVita Healthcare Partners, Inc., Strike @ 75.00 Exp 11/24/14	(1,110)
(6)	Deere & Co., Strike @ 87.50 Exp 11/24/14	(327)
(5)	Delphi Automotive PLC, Strike @ 67.50 Exp 11/24/14	(1,113)
(15)	Delta Air Lines, Inc., Strike @ 39.00 Exp 11/24/14	(3,038)
(6)	Denbury Resources, Inc., Strike @ 14.00 Exp 11/24/14	(30)
(6)	Devon Energy Corp., Strike @ 62.50 Exp 11/24/14	(537)
(1)	Diamond Offshore Drilling, Inc., Strike @ 42.50 Exp 11/24/14	(19)
(7)	DIRECTV, Strike @ 85.00 Exp 11/24/14	(1,120)
(7)	Discover Financial Services, Inc., Class A, Strike @ 65.00 Exp 11/24/14	(385)
(3)	Discovery Communications, Inc., Strike @ 35.00 Exp 11/24/14	(300)
(2)	Discovery Communications, Inc., Class A, Strike @ 35.00 Exp 11/24/14	(260)
(4)	Dollar General Corp., Strike @ 62.50 Exp 11/24/14	(810)
(3)	Dollar Tree, Inc., Strike @ 57.50 Exp 11/24/14	(1,050)
(8)	Dominion Resources, Inc., Strike @ 70.00 Exp 11/24/14	(1,480)
(2)	Dover Corp., Strike @ 75.00 Exp 11/24/14	(950)
(3)	Dr. Pepper Snapple Group, Inc., Strike @ 65.00 Exp 11/24/14	(1,350)
(3)	DTE Energy Co., Strike @ 80.00 Exp 11/24/14	(713)
(13)	Duke Energy Corp., Strike @ 80.00 Exp 11/24/14	(3,218)
(5)	E*Trade Financial Corp., Strike @ 22.00 Exp 11/24/14	(418)
(17)	E.I. Du Pont de Nemours & Co., Strike @ 70.00 Exp 11/24/14	(918)
(2)	Eastman Chemical Co., Strike @ 80.00 Exp 11/24/14	(460)
(8)	Eaton Corp. PLC, Strike @ 65.00 Exp 11/24/14	(2,840)

See Notes to Financial Statements.

Horizons S&P 500® Covered Call ETF SCHEDULE OF WRITTEN CALL OPTIONS (Continued)	October 31, 2014 (Unaudited)

Number of Contracts		Value ($)
Written Call Options, Continued
(17)	eBay, Inc., Strike @ 50.00 Exp 11/24/14	(4,828)
(3)	Ecolab, Inc., Strike @ 110.00 Exp 11/24/14	(743)
(4)	Edison International, Strike @ 60.00 Exp 11/24/14	(1,150)
(1)	Edwards Lifesciences Corp., Strike @ 105.00 Exp 11/24/14	(1,585)
(4)	Electronic Arts, Inc., Strike @ 36.00 Exp 11/24/14	(2,050)
(18)	Eli Lilly & Co., Strike @ 65.00 Exp 11/24/14	(3,060)
(37)	EMC Corp., Strike @ 29.00 Exp 11/24/14	(1,536)
(8)	Emerson Electric Co., Strike @ 62.50 Exp 11/24/14	(1,620)
(4)	Ensco PLC, Class A, ADR, Strike @ 43.00 Exp 11/24/14	(160)
(3)	Entergy Corp., Strike @ 82.50 Exp 11/24/14	(623)
(8)	EOG Resources, Inc., Strike @ 100.00 Exp 11/24/14	(1,168)
(2)	EQT Corp., Strike @ 90.00 Exp 11/24/14	(910)
(2)	Equifax, Inc., Strike @ 75.00 Exp 11/24/14	(310)
(5)	Equity Residential (REIT), Strike @ 67.50 Exp 11/24/14	(1,113)
(1)	Essex Property Trust, Inc. (REIT), Strike @ 195.00 Exp 11/24/14	(645)
(3)	Estee Lauder Cos., Class A, Strike @ 75.00 Exp 11/24/14	(593)
(16)	Exelon Corp., Strike @ 36.00 Exp 11/24/14	(1,520)
(1)	Expedia, Inc., Strike @ 85.00 Exp 11/24/14	(230)
(3)	Expeditors International of Washington, Inc., Strike @ 42.00 Exp 11/24/14	(458)
(13)	Express Scripts Holding, Inc., Strike @ 75.00 Exp 11/24/14	(3,140)
(78)	Exxon Mobil Corp., Strike @ 95.00 Exp 11/24/14	(16,730)
(1)	F5 Networks, Inc., Strike @ 120.00 Exp 11/24/14	(495)
(29)	Facebook, Inc., Strike @ 80.00 Exp 11/24/14	(1,334)
(1)	Family Dollar Stores, Inc., Strike @ 77.50 Exp 11/24/14	(110)
(5)	Fastenal Co., Strike @ 43.00 Exp 11/24/14	(763)
(4)	FedEx Corp., Strike @ 160.00 Exp 11/24/14	(3,300)
(5)	Fidelity National Information Services, Inc., Strike @ 55.00 Exp 11/24/14	(1,713)
(9)	Fifth Third BanCorp, Strike @ 19.00 Exp 11/24/14	(950)
(1)	First Solar, Inc., Strike @ 62.50 Exp 11/24/14	(208)
(7)	FirstEnergy Corp., Strike @ 36.00 Exp 11/24/14	(998)
(4)	Fiserv, Inc., Strike @ 65.00 Exp 11/24/14	(1,740)
(2)	FLIR Systems, Inc., Strike @ 31.00 Exp 11/24/14	(505)
(1)	Flowserve Corp., Strike @ 65.00 Exp 11/24/14	(345)
(2)	Fluor Corp., Strike @ 65.00 Exp 11/24/14	(450)
(2)	FMC Corp., Strike @ 60.00 Exp 11/24/14	(75)
(4)	FMC Technologies, Inc., Strike @ 55.00 Exp 11/24/14	(860)
(72)	Ford Motor Co., Strike @ 15.00 Exp 11/24/14	(396)
(7)	Franklin Resources, Inc., Strike @ 55.00 Exp 11/24/14	(928)
(2)	Gamestop Corp., Strike @ 44.00 Exp 11/24/14	(394)
(3)	Gannett Co., Inc., Strike @ 29.00 Exp 11/24/14	(758)
(5)	Gap, Inc., Strike @ 39.00 Exp 11/24/14	(350)
(2)	Garmin, Ltd., Strike @ 57.50 Exp 11/24/14	(102)
(5)	General Dynamics Corp., Strike @ 125.00 Exp 11/24/14	(7,199)
(185)	General Electric Co., Strike @ 26.00 Exp 11/24/14	(4,533)
(11)	General Growth Properties, Inc., Strike @ 25.00 Exp 11/24/14	(1,216)
(7)	General Mills, Inc., Strike @ 50.00 Exp 11/24/14	(1,474)
(17)	General Motors Co., Strike @ 32.00 Exp 11/24/14	(757)
(2)	Genuine Parts Co., Strike @ 90.00 Exp 11/24/14	(1,430)

See Notes to Financial Statements.

Horizons S&P 500® Covered Call ETF SCHEDULE OF WRITTEN CALL OPTIONS (Continued)	October 31, 2014 (Unaudited)

Number of Contracts		Value ($)
Written Call Options, Continued
(6)	Genworth Financial, Inc., Class A, Strike @ 13.00 Exp 11/24/14	(684)
(18)	Gilead Sciences, Inc., Strike @ 105.00 Exp 11/24/14	(15,344)
(7)	Goldman Sachs Group, Inc., Strike @ 185.00 Exp 11/24/14	(4,480)
(4)	Goodyear Tire & Rubber Co., Strike @ 22.00 Exp 11/24/14	(940)
(5)	Google, Inc., Class A, Strike @ 580.00 Exp 11/24/14	(1,900)
(5)	Google, Inc., Class C, Strike @ 570.00 Exp 11/24/14	(2,050)
(4)	H&R Block, Inc., Strike @ 31.00 Exp 11/24/14	(600)
(15)	Halliburton Co., Strike @ 60.00 Exp 11/24/14	(413)
(4)	Harley-Davidson, Inc., Strike @ 62.50 Exp 11/24/14	(1,440)
(1)	Harman International Industries, Inc., Strike @ 100.00 Exp 11/24/14	(780)
(1)	Harris Corp., Strike @ 65.00 Exp 11/24/14	(495)
(8)	Hartford Financial Services Group, Inc., Strike @ 38.00 Exp 11/24/14	(1,432)
(2)	Hasbro, Inc., Strike @ 57.50 Exp 11/24/14	(185)
(6)	Health Care REIT, Inc., Strike @ 70.00 Exp 11/24/14	(645)
(2)	Helmerich & Payne, Inc., Strike @ 95.00 Exp 11/24/14	(90)
(4)	Hess Corp., Strike @ 87.50 Exp 11/24/14	(472)
(34)	Hewlett-Packard Co., Strike @ 36.00 Exp 11/24/14	(2,159)
(13)	Honeywell International, Inc., Strike @ 92.50 Exp 11/24/14	(5,134)
(3)	Hospira, Inc., Strike @ 55.00 Exp 11/24/14	(375)
(10)	Host Hotels & Resorts, Inc., Strike @ 22.00 Exp 11/24/14	(1,300)
(2)	Humana, Inc., Strike @ 135.00 Exp 11/24/14	(1,280)
(6)	Illinois Tool Works, Inc., Strike @ 87.50 Exp 11/24/14	(2,310)
(3)	Ingersoll-Rand PLC, Strike @ 57.50 Exp 11/24/14	(1,560)
(1)	Integrys Energy Group, Inc., Strike @ 70.00 Exp 11/24/14	(310)
(91)	Intel Corp., Strike @ 33.00 Exp 11/24/14	(11,920)
(2)	IntercontinentalExchange Group, Inc., Strike @ 210.00 Exp 11/24/14	(800)
(17)	International Business Machines Corp., Strike @ 190.00 Exp 11/24/14	(26)
(1)	International Flavors & Fragrances, Inc., Strike @ 100.00 Exp 11/24/14	(170)
(8)	International Paper Co., Strike @ 49.00 Exp 11/24/14	(1,844)
(5)	Intuit, Inc., Strike @ 85.00 Exp 11/24/14	(2,100)
(8)	Invesco, Ltd., Strike @ 38.00 Exp 11/24/14	(2,000)
(2)	Iron Mountain, Inc., Strike @ 32.50 Exp 11/24/14	(730)
(3)	Jabil Circuit, Inc., Strike @ 20.00 Exp 11/24/14	(330)
(2)	Jacobs Engineering Group, Inc., Strike @ 47.50 Exp 11/24/14	(260)
(33)	Johnson & Johnson, Strike @ 100.00 Exp 11/24/14	(25,739)
(12)	Johnson Controls, Inc., Strike @ 44.00 Exp 11/24/14	(3,900)
(1)	Joy Global, Inc., Strike @ 55.00 Exp 11/24/14	(56)
(42)	JPMorgan Chase & Co., Strike @ 57.50 Exp 11/24/14	(13,544)
(7)	Juniper Networks, Inc., Strike @ 21.00 Exp 11/24/14	(371)
(2)	Kansas City Southern Industries, Inc., Strike @ 125.00 Exp 11/24/14	(380)
(4)	Kellogg Co., Strike @ 62.50 Exp 11/24/14	(720)
(2)	Keurig Green Mountain, Inc., Strike @ 155.00 Exp 11/24/14	(1,385)
(6)	Kimberly-Clark Corp., Strike @ 110.00 Exp 11/24/14	(2,670)
(12)	Kinder Morgan, Inc., Strike @ 40.00 Exp 11/24/14	(432)
(3)	KLA-Tencor Corp., Strike @ 72.50 Exp 11/24/14	(1,980)
(3)	Kohl's Corp., Strike @ 60.00 Exp 11/24/14	(45)
(8)	Kraft Foods Group, Inc., Strike @ 55.00 Exp 11/24/14	(1,340)
(8)	Kroger Co., Strike @ 52.50 Exp 11/24/14	(2,560)

See Notes to Financial Statements.

Horizons S&P 500® Covered Call ETF SCHEDULE OF WRITTEN CALL OPTIONS (Continued)	October 31, 2014 (Unaudited)

Number of Contracts		Value ($)
Written Call Options, Continued
(3)	L Brands, Inc., Strike @ 70.00 Exp 11/24/14	(990)
(1)	L-3 Communications Holdings, Inc., Strike @ 120.00 Exp 11/24/14	(375)
(1)	Laboratory Corp. of America Holdings, Strike @ 100.00 Exp 11/24/14	(935)
(3)	Lam Research Corp., Strike @ 75.00 Exp 11/24/14	(1,155)
(1)	Legg Mason, Inc., Strike @ 50.00 Exp 11/24/14	(260)
(2)	Leggett & Platt, Inc., Strike @ 35.00 Exp 11/24/14	(910)
(3)	Lennar Corp., Strike @ 43.00 Exp 11/24/14	(366)
(3)	Leucadia National Corp., Strike @ 22.50 Exp 11/24/14	(413)
(3)	Lincoln National Corp., Strike @ 50.00 Exp 11/24/14	(1,425)
(4)	Linear Technology Corp., Strike @ 42.00 Exp 11/24/14	(520)
(5)	Lockheed Martin Corp., Strike @ 185.00 Exp 11/24/14	(3,425)
(6)	Lorillard, Inc., Strike @ 60.00 Exp 11/24/14	(1,044)
(18)	Lowe's Cos., Inc., Strike @ 55.00 Exp 11/24/14	(5,057)
(7)	LyondellBasell Industries NV, Class A, Strike @ 100.00 Exp 11/24/14	(175)
(2)	M&T Bank Corp., Strike @ 115.00 Exp 11/24/14	(1,430)
(5)	Macy's, Inc., Strike @ 60.00 Exp 11/24/14	(395)
(2)	Mallinckrodt PLC, Strike @ 90.00 Exp 11/24/14	(860)
(10)	Marathon Oil Corp., Strike @ 36.00 Exp 11/24/14	(585)
(5)	Marathon Petroleum Corp., Strike @ 85.00 Exp 11/24/14	(3,150)
(3)	Marriott International, Inc., Class A, Strike @ 67.50 Exp 11/24/14	(2,430)
(1)	Martin Marietta Materials, Inc., Strike @ 120.00 Exp 11/24/14	(133)
(6)	Masco Corp., Strike @ 23.00 Exp 11/24/14	(90)
(18)	MasterCard, Inc., Class A, Strike @ 75.00 Exp 11/24/14	(15,749)
(6)	Mattel, Inc., Strike @ 31.00 Exp 11/24/14	(375)
(2)	McCormick & Co., Inc., Strike @ 70.00 Exp 11/24/14	(285)
(12)	McDonald's Corp., Strike @ 92.50 Exp 11/24/14	(2,310)
(3)	McGraw-Hill Cos., Inc., Strike @ 80.00 Exp 11/24/14	(3,030)
(4)	McKesson Corp., Strike @ 200.00 Exp 11/24/14	(2,440)
(3)	Mead Johnson Nutrition Co., Strike @ 95.00 Exp 11/24/14	(1,755)
(2)	MeadWestvaco Corp., Strike @ 40.00 Exp 11/24/14	(800)
(18)	Medtronic, Inc., Strike @ 65.00 Exp 11/24/14	(6,209)
(28)	Merck & Co., Inc., Strike @ 55.00 Exp 11/24/14	(9,309)
(13)	MetLife, Inc., Strike @ 50.00 Exp 11/24/14	(5,297)
(3)	Michael Kors Holdings, Ltd., Strike @ 80.00 Exp 11/24/14	(863)
(3)	Microchip Technology, Inc., Strike @ 43.00 Exp 11/24/14	(338)
(20)	Micron Technology, Inc., Strike @ 32.00 Exp 11/24/14	(3,550)
(119)	Microsoft Corp., Strike @ 45.00 Exp 11/24/14	(24,632)
(1)	Mohawk Industries, Inc., Strike @ 135.00 Exp 11/24/14	(795)
(2)	Molson Coors Brewing Co., Strike @ 72.50 Exp 11/24/14	(730)
(16)	Mondelez International, Inc., Strike @ 33.00 Exp 11/24/14	(3,848)
(9)	Monsanto Co., Strike @ 115.00 Exp 11/24/14	(1,539)
(2)	Monster Beverage Corp., Strike @ 100.00 Exp 11/24/14	(800)
(3)	Moody's Corp., Strike @ 97.50 Exp 11/24/14	(830)
(28)	Morgan Stanley, Strike @ 36.00 Exp 11/24/14	(756)
(3)	Motorola Solutions, Inc., Strike @ 62.50 Exp 11/24/14	(998)
(3)	Murphy Oil Corp., Strike @ 55.00 Exp 11/24/14	(165)
(5)	Mylan Laboratories, Inc., Strike @ 52.50 Exp 11/24/14	(1,020)
(4)	Nabors Industries, Ltd., Strike @ 20.00 Exp 11/24/14	(62)

See Notes to Financial Statements.

Horizons S&P 500® Covered Call ETF SCHEDULE OF WRITTEN CALL OPTIONS (Continued)	October 31, 2014 (Unaudited)

Number of Contracts		Value ($)
Written Call Options, Continued
(8)	National-Oilwell Varco, Inc., Strike @ 77.50 Exp 11/24/14	(272)
(5)	NetApp, Inc., Strike @ 41.00 Exp 11/24/14	(1,250)
(1)	Netflix.com, Inc., Strike @ 390.00 Exp 11/24/14	(1,170)
(4)	Newell Rubbermaid, Inc., Strike @ 34.00 Exp 11/24/14	(150)
(2)	Newfield Exploration Co., Strike @ 31.00 Exp 11/24/14	(455)
(8)	Newmont Mining Corp., Strike @ 24.00 Exp 11/24/14	(16)
(7)	News Corp., Class A, Strike @ 15.00 Exp 11/24/14	(490)
(8)	NextEra Energy, Inc., Strike @ 97.50 Exp 11/24/14	(2,680)
(5)	Nielsen Holdings NV, Strike @ 45.00 Exp 11/24/14	(88)
(12)	Nike, Inc., Class B, Strike @ 90.00 Exp 11/24/14	(4,110)
(5)	NiSource, Inc., Strike @ 42.00 Exp 11/24/14	(413)
(3)	Noble Corp. PLC, Strike @ 21.00 Exp 11/24/14	(218)
(6)	Noble Energy, Inc., Strike @ 62.50 Exp 11/24/14	(135)
(2)	Nordstrom, Inc., Strike @ 72.50 Exp 11/24/14	(392)
(4)	Norfolk Southern Corp., Strike @ 110.00 Exp 11/24/14	(890)
(3)	Northern Trust Corp., Strike @ 65.00 Exp 11/24/14	(548)
(3)	Northrop Grumman Corp., Strike @ 130.00 Exp 11/24/14	(2,460)
(6)	NRG Energy, Inc., Strike @ 30.00 Exp 11/24/14	(600)
(5)	Nucor Corp., Strike @ 52.50 Exp 11/24/14	(1,045)
(9)	NVIDIA Corp., Strike @ 19.00 Exp 11/24/14	(1,026)
(10)	Occidental Petroleum Corp., Strike @ 92.50 Exp 11/24/14	(570)
(4)	Omnicom Group, Inc., Strike @ 70.00 Exp 11/24/14	(1,000)
(3)	ONEOK, Inc., Strike @ 60.00 Exp 11/24/14	(375)
(48)	Oracle Corp., Strike @ 39.00 Exp 11/24/14	(3,048)
(1)	O'Reilly Automotive, Inc., Strike @ 160.00 Exp 11/24/14	(1,575)
(2)	Owens-Illinois, Inc., Strike @ 26.00 Exp 11/24/14	(110)
(6)	PACCAR, Inc., Strike @ 62.50 Exp 11/24/14	(1,890)
(2)	Pall Corp., Strike @ 85.00 Exp 11/24/14	(1,280)
(2)	Parker Hannifin Corp., Strike @ 110.00 Exp 11/24/14	(3,370)
(1)	Patterson Cos., Inc., Strike @ 42.00 Exp 11/24/14	(178)
(6)	Paychex, Inc., Strike @ 45.00 Exp 11/24/14	(1,215)
(2)	Pentair PLC, Strike @ 65.00 Exp 11/24/14	(535)
(18)	PepsiCo, Inc., Strike @ 92.50 Exp 11/24/14	(7,019)
(2)	Perrigo Co. PLC, Strike @ 155.00 Exp 11/24/14	(1,800)
(1)	PetSmart, Inc., Strike @ 70.00 Exp 11/24/14	(375)
(117)	Pfizer, Inc., Strike @ 29.00 Exp 11/24/14	(10,705)
(8)	PG&E Corp., Strike @ 47.00 Exp 11/24/14	(2,760)
(29)	Philip Morris International, Strike @ 87.50 Exp 11/24/14	(5,814)
(7)	Phillips 66, Strike @ 75.00 Exp 11/24/14	(2,870)
(2)	Pioneer Natural Resources Co., Strike @ 200.00 Exp 11/24/14	(630)
(3)	Pitney Bowes, Inc., Strike @ 25.00 Exp 11/24/14	(113)
(3)	Plum Creek Timber Co., Inc., Strike @ 42.00 Exp 11/24/14	(21)
(8)	PNC Financial Services Group, Strike @ 82.50 Exp 11/24/14	(3,260)
(1)	Polo Ralph Lauren Corp., Strike @ 170.00 Exp 11/24/14	(110)
(2)	PPG Industries, Inc., Strike @ 190.00 Exp 11/24/14	(2,760)
(10)	PPL Corp., Strike @ 34.00 Exp 11/24/14	(1,175)
(3)	Praxair, Inc., Strike @ 125.00 Exp 11/24/14	(743)
(2)	Precision Castparts Corp., Strike @ 230.00 Exp 11/24/14	(265)

See Notes to Financial Statements.

Horizons S&P 500® Covered Call ETF SCHEDULE OF WRITTEN CALL OPTIONS (Continued)	October 31, 2014 (Unaudited)

Number of Contracts		Value ($)
Written Call Options, Continued
(3)	Principal Financial Group, Inc., Strike @ 50.00 Exp 11/24/14	(765)
(50)	Procter & Gamble Co., Strike @ 85.00 Exp 11/24/14	(12,749)
(7)	Progressive Corp., Strike @ 25.00 Exp 11/24/14	(980)
(8)	Prologis, Inc., Strike @ 40.00 Exp 11/24/14	(1,400)
(8)	Prudential Financial, Inc., Strike @ 85.00 Exp 11/24/14	(3,560)
(9)	Public Service Enterprise Group, Inc., Strike @ 40.00 Exp 11/24/14	(1,418)
(2)	Public Storage, Strike @ 175.00 Exp 11/24/14	(1,760)
(6)	Pulte Group, Inc., Strike @ 19.00 Exp 11/24/14	(387)
(1)	PVH Corp., Strike @ 120.00 Exp 11/24/14	(68)
(3)	QEP Resources, Inc., Strike @ 26.00 Exp 11/24/14	(180)
(22)	Qualcomm, Inc., Strike @ 75.00 Exp 11/24/14	(8,909)
(3)	Quanta Services, Inc., Strike @ 33.00 Exp 11/24/14	(495)
(2)	Quest Diagnostics, Inc., Strike @ 60.00 Exp 11/24/14	(800)
(3)	Range Resources Corp., Strike @ 75.00 Exp 11/24/14	(83)
(4)	Raytheon Co., Strike @ 100.00 Exp 11/24/14	(1,770)
(2)	Red Hat, Inc., Strike @ 57.50 Exp 11/24/14	(460)
(1)	Regeneron Pharmaceuticals, Inc., Strike @ 395.00 Exp 11/24/14	(1,385)
(4)	Republic Services, Inc., Class A, Strike @ 39.00 Exp 11/24/14	(90)
(5)	Reynolds American, Inc., Strike @ 60.00 Exp 11/24/14	(1,550)
(2)	Robert Half International, Inc., Strike @ 50.00 Exp 11/24/14	(910)
(2)	Rockwell Automation, Inc., Strike @ 110.00 Exp 11/24/14	(830)
(1)	Rockwell Collins, Inc., Strike @ 75.00 Exp 11/24/14	(910)
(1)	Roper Industries, Inc., Strike @ 150.00 Exp 11/24/14	(900)
(3)	Ross Stores, Inc., Strike @ 80.00 Exp 11/24/14	(735)
(1)	Ryder System, Inc., Strike @ 87.50 Exp 11/24/14	(228)
(10)	Salesforce.com, Inc., Strike @ 60.00 Exp 11/24/14	(4,900)
(4)	SanDisk Corp., Strike @ 92.50 Exp 11/24/14	(1,350)
(24)	Schlumberger, Ltd., Strike @ 105.00 Exp 11/24/14	(864)
(1)	Scripps Networks Interactive, Inc., Strike @ 75.00 Exp 11/24/14	(340)
(4)	Seagate Technology PLC, Strike @ 55.00 Exp 11/24/14	(3,139)
(4)	Sealed Air Corp., Strike @ 35.00 Exp 11/24/14	(670)
(3)	Sempra Energy, Strike @ 105.00 Exp 11/24/14	(1,680)
(1)	Sherwin-Williams Co., Strike @ 220.00 Exp 11/24/14	(1,015)
(1)	Sigma-Aldrich Corp., Strike @ 135.00 Exp 11/24/14	(178)
(4)	Simon Property Group, Inc., Strike @ 170.00 Exp 11/24/14	(3,610)
(1)	Snap-on, Inc., Strike @ 125.00 Exp 11/24/14	(695)
(16)	Southern Co., Strike @ 48.00 Exp 11/24/14	(184)
(12)	Southwest Airlines Co., Strike @ 35.00 Exp 11/24/14	(990)
(6)	Southwestern Energy Co., Strike @ 36.00 Exp 11/24/14	(81)
(9)	Spectra Energy Corp., Strike @ 39.00 Exp 11/24/14	(653)
(4)	St. Jude Medical, Inc., Strike @ 60.00 Exp 11/24/14	(1,740)
(3)	Stanley Black & Decker, Inc., Strike @ 90.00 Exp 11/24/14	(1,260)
(12)	Staples, Inc., Strike @ 13.00 Exp 11/24/14	(450)
(9)	Starbucks Corp., Strike @ 75.00 Exp 11/24/14	(1,265)
(3)	Starwood Hotels & Resorts Worldwide, Inc., Strike @ 80.00 Exp 11/24/14	(164)
(6)	State Street Corp., Strike @ 70.00 Exp 11/24/14	(3,255)
(1)	Stericycle, Inc., Strike @ 120.00 Exp 11/24/14	(585)
(5)	Stryker Corp., Strike @ 82.50 Exp 11/24/14	(2,725)

See Notes to Financial Statements.

Horizons S&P 500® Covered Call ETF SCHEDULE OF WRITTEN CALL OPTIONS (Continued)	October 31, 2014 (Unaudited)

Number of Contracts		Value ($)
Written Call Options, Continued
(8)	SunTrust Banks, Inc., Strike @ 37.00 Exp 11/24/14	(1,728)
(12)	Symantec Corp., Strike @ 24.00 Exp 11/24/14	(1,530)
(11)	Sysco Corp., Strike @ 39.00 Exp 11/24/14	(1,210)
(5)	T. Rowe Price Group, Inc., Strike @ 80.00 Exp 11/24/14	(1,363)
(11)	Target Corp., Strike @ 62.50 Exp 11/24/14	(990)
(5)	TE Connectivity, Ltd., Strike @ 55.00 Exp 11/24/14	(3,025)
(1)	Tenet Healthcare Corp., Strike @ 60.00 Exp 11/24/14	(108)
(2)	Teradata Corp., Strike @ 45.00 Exp 11/24/14	(145)
(2)	Tesoro Corp., Strike @ 65.00 Exp 11/24/14	(1,450)
(19)	Texas Instruments, Inc., Strike @ 46.00 Exp 11/24/14	(6,982)
(5)	Textron, Inc., Strike @ 40.00 Exp 11/24/14	(960)
(3)	The ADT Corp., Strike @ 35.00 Exp 11/24/14	(533)
(8)	The Boeing Co., Strike @ 125.00 Exp 11/24/14	(1,344)
(16)	The Charles Schwab Corp., Strike @ 27.00 Exp 11/24/14	(2,920)
(4)	The Chubb Corp., Strike @ 95.00 Exp 11/24/14	(1,760)
(16)	The Dow Chemical Co., Strike @ 49.00 Exp 11/24/14	(2,696)
(2)	The Hershey Co., Strike @ 95.00 Exp 11/24/14	(385)
(25)	The Home Depot, Inc., Strike @ 95.00 Exp 11/24/14	(9,187)
(5)	The Interpublic Group of Cos., Inc., Strike @ 18.00 Exp 11/24/14	(700)
(1)	The J.M. Smucker Co., Strike @ 100.00 Exp 11/24/14	(455)
(4)	The Mosaic Co., Strike @ 42.50 Exp 11/24/14	(820)
(2)	The NASDAQ OMX Group, Inc., Strike @ 42.00 Exp 11/24/14	(330)
(29)	The Walt Disney Co., Strike @ 87.50 Exp 11/24/14	(12,904)
(5)	Thermo Fisher Scientific, Inc., Strike @ 115.00 Exp 11/24/14	(1,900)
(2)	Tiffany & Co., Strike @ 97.50 Exp 11/24/14	(247)
(5)	Time Warner Cable, Inc., Class A, Strike @ 145.00 Exp 11/24/14	(2,125)
(13)	Time Warner, Inc., Strike @ 80.00 Exp 11/24/14	(2,379)
(10)	TJX Cos., Inc., Strike @ 62.50 Exp 11/24/14	(2,000)
(2)	Total System Services, Inc., Strike @ 30.00 Exp 11/24/14	(710)
(2)	Tractor Supply Co., Strike @ 60.00 Exp 11/24/14	(2,620)
(6)	Transocean, Ltd., Strike @ 34.00 Exp 11/24/14	(87)
(5)	Travelers Cos., Inc., Strike @ 95.00 Exp 11/24/14	(3,025)
(2)	TripAdvisor, Inc., Strike @ 90.00 Exp 11/24/14	(670)
(35)	Twenty-First Century Fox, Inc., Strike @ 35.00 Exp 11/24/14	(2,100)
(8)	Tyco International, Ltd., Strike @ 42.00 Exp 11/24/14	(1,188)
(5)	Tyson Foods, Inc., Class A, Strike @ 41.00 Exp 11/24/14	(513)
(33)	U.S. BanCorp, Strike @ 41.00 Exp 11/24/14	(5,692)
(3)	Under Armour, Inc., Strike @ 72.50 Exp 11/24/14	(38)
(12)	Union Pacific Corp., Strike @ 110.00 Exp 11/24/14	(8,339)
(10)	United Parcel Service, Inc., Class B, Strike @ 100.00 Exp 11/24/14	(5,000)
(1)	United Rentals, Inc., Strike @ 110.00 Exp 11/24/14	(340)
(15)	United Technologies Corp., Strike @ 105.00 Exp 11/24/14	(4,163)
(15)	UnitedHealth Group, Inc., Strike @ 90.00 Exp 11/24/14	(8,024)
(1)	Universal Health Services, Inc., Class B, Strike @ 110.00 Exp 11/24/14	(75)
(4)	Unum Group, Strike @ 34.00 Exp 11/24/14	(140)
(1)	Urban Outfitters, Inc., Strike @ 31.00 Exp 11/24/14	(85)
(9)	Valero Energy Corp., Strike @ 50.00 Exp 11/24/14	(1,269)
(1)	Varian Medical Systems, Inc., Strike @ 80.00 Exp 11/24/14	(430)

See Notes to Financial Statements.

Horizons S&P 500® Covered Call ETF SCHEDULE OF WRITTEN CALL OPTIONS (Concluded)	October 31, 2014 (Unaudited)

Number of Contracts		Value ($)
Written Call Options, Concluded
(5)	Ventas, Inc., Strike @ 70.00 Exp 11/24/14	(163)
(1)	VeriSign, Inc., Strike @ 55.00 Exp 11/24/14	(490)
(59)	Verizon Communications, Inc., Strike @ 49.00 Exp 11/24/14	(8,672)
(4)	Vertex Pharmaceuticals, Inc., Strike @ 110.00 Exp 11/24/14	(2,040)
(6)	VF Corp., Strike @ 67.50 Exp 11/24/14	(735)
(6)	Viacom, Inc., Class B, Strike @ 72.50 Exp 11/24/14	(1,155)
(9)	Visa, Inc., Class A, Strike @ 215.00 Exp 11/24/14	(23,422)
(2)	Vornado Realty Trust, Strike @ 105.00 Exp 11/24/14	(870)
(2)	Vulcan Materials Co., Strike @ 62.50 Exp 11/24/14	(345)
(1)	W.W. Grainger, Inc., Strike @ 240.00 Exp 11/24/14	(775)
(13)	Walgreen Co., Strike @ 62.50 Exp 11/24/14	(2,880)
(19)	Wal-Mart Stores, Inc., Strike @ 75.00 Exp 11/24/14	(3,601)
(8)	Waste Management, Inc., Strike @ 48.00 Exp 11/24/14	(920)
(1)	Waters Corp., Strike @ 100.00 Exp 11/24/14	(1,075)
(4)	WellPoint, Inc., Strike @ 120.00 Exp 11/24/14	(2,970)
(70)	Wells Fargo & Co., Strike @ 50.00 Exp 11/24/14	(21,594)
(4)	Western Digital Corp., Strike @ 92.50 Exp 11/24/14	(2,500)
(10)	Western Union Co., Strike @ 17.00 Exp 11/24/14	(350)
(9)	Weyerhaeuser Co., Strike @ 34.00 Exp 11/24/14	(383)
(1)	Whirlpool Corp., Strike @ 155.00 Exp 11/24/14	(1,708)
(6)	Whole Foods Market, Inc., Strike @ 40.00 Exp 11/24/14	(681)
(12)	Williams Cos., Inc., Strike @ 57.50 Exp 11/24/14	(954)
(2)	Wyndham Worldwide Corp., Strike @ 80.00 Exp 11/24/14	(115)
(1)	Wynn Resorts, Ltd., Strike @ 200.00 Exp 11/24/14	(83)
(13)	Xerox Corp., Strike @ 13.00 Exp 11/24/14	(598)
(5)	Xilinx, Inc., Strike @ 44.00 Exp 11/24/14	(560)
(5)	XL Group PLC, Strike @ 34.00 Exp 11/24/14	(210)
(2)	Xylem, Inc., Strike @ 35.00 Exp 11/24/14	(335)
(17)	Yahoo!, Inc., Strike @ 42.00 Exp 11/24/14	(7,309)
(6)	Yum! Brands, Inc., Strike @ 70.00 Exp 11/24/14	(1,437)
(2)	Zimmer Holdings, Inc., Strike @ 100.00 Exp 11/24/14	(2,200)
(3)	Zions Bancorp, Strike @ 28.00 Exp 11/24/14	(351)
(9)	Zoetis, Inc., Strike @ 37.00 Exp 11/24/14	(990)
Total Written Call Options (Premiums Received $344,093)		$(1,030,698)

MINI	Mini Options are physically-settled option contracts overlying 10 shares of a security.

See Notes to Financial Statements.

Horizons S&P Financial Select Sector Covered Call ETF SCHEDULE OF PORTFOLIO INVESTMENTS	October 31, 2014 (Unaudited)

Security Description	Shares	Value ($)
COMMON STOCKS 102.3%
Banks 17.5%
BB&T Corp.	1,041	39,433
Comerica, Inc.	259	12,365
Fifth Third BanCorp	1,227	24,528
Huntington Bancshares, Inc.	1,202	11,912
KeyCorp	1,306	17,239
M&T Bank Corp.	192	23,459
PNC Financial Services Group	789	68,162
Regions Financial Corp.	2,000	19,860
SunTrust Banks, Inc.	775	30,334
U.S. BanCorp	2,630	112,037
Wells Fargo & Co.	6,934	368,125
Zions Bancorp	300	8,691
		736,145
Capital Markets 13.8%
Affiliated Managers Group *	81	16,183
Ameriprise Financial, Inc.	270	34,066
Bank of New York Mellon Corp.	1,639	63,462
BlackRock, Inc., Class A	184	62,764
Franklin Resources, Inc.	575	31,976
Goldman Sachs Group, Inc.	600	113,994
Invesco, Ltd.	625	25,294
Legg Mason, Inc.	148	7,696
Morgan Stanley	2,219	77,554
Northern Trust Corp.	328	21,746
State Street Corp.	619	46,710
T. Rowe Price Group, Inc.	384	31,523
The Charles Schwab Corp.	1,661	47,621
		580,589
Commercial Services & Supplies 0.2%
Iron Mountain, Inc.	249	8,981
		8,981
Consumer Finance 5.7%
American Express Co.	1,313	118,104
Capital One Financial Corp.	813	67,292
Discover Financial Services, Inc., Class A	677	43,179
Navient Corp.	615	12,165
		240,740
Diversified Financial Services 21.8%
Bank of America Corp.	15,349	263,389
Citigroup, Inc.	4,425	236,870
E*Trade Financial Corp. *	417	9,299
IntercontinentalExchange Group, Inc.	166	34,576
JPMorgan Chase & Co.	5,490	332,036
Leucadia National Corp.	477	11,343
Moody's Corp.	267	26,494
		914,007

Security Description	Shares	Value ($)
COMMON STOCKS, Continued
Insurance 26.3%
ACE, Ltd.	489	53,448
AFLAC, Inc.	654	39,063
Allstate Corp.	627	40,661
American International Group, Inc.	2,069	110,837
AON PLC	420	36,120
Assurant, Inc.	106	7,231
Berkshire Hathaway, Inc., Class B *	2,660	372,827
Cincinnati Financial Corp.	208	10,498
Genworth Financial, Inc., Class A *	750	10,493
Hartford Financial Services Group, Inc.	656	25,964
Lincoln National Corp.	382	20,918
Loews Corp.	452	19,707
Marsh & McLennan Cos., Inc.	800	43,496
MetLife, Inc.	1,628	88,303
Principal Financial Group, Inc.	400	20,948
Progressive Corp.	785	20,732
Prudential Financial, Inc.	673	59,587
The Chubb Corp.	348	34,577
Torchmark Corp.	190	10,062
Travelers Cos., Inc.	500	50,400
Unum Group	379	12,681
XL Group PLC	400	13,552
		1,102,105
Media 0.9%
McGraw-Hill Cos., Inc.	400	36,192
		36,192
Real Estate Investment Trusts (REITs) 14.4%
American Tower Corp. (REIT)	574	55,965
Apartment Investment & Management Co. (REIT), Class A	224	8,017
AvalonBay Communities, Inc.	191	29,765
Boston Properties, Inc.	222	28,139
Crown Castle International Corp. (REIT)	488	38,123
Equity Residential (REIT)	524	36,449
Essex Property Trust, Inc.	92	18,562
General Growth Properties, Inc.	923	23,915
HCP, Inc.	662	29,108
Health Care REIT, Inc.	476	33,848
Host Hotels & Resorts, Inc.	1,119	26,084
Kimco Realty Corp.	600	14,970
Plum Creek Timber Co., Inc.	253	10,376
Prologis, Inc.	724	30,155
Public Storage	210	38,711
Simon Property Group, Inc.	453	81,182
The Macerich Co.	200	14,100

See Notes to Financial Statements.

Horizons S&P Financial Select Sector Covered Call ETF SCHEDULE OF PORTFOLIO INVESTMENTS (Concluded)	October 31, 2014 (Unaudited)

Security Description	Shares	Value ($)
COMMON STOCKS, Continued
Real Estate Investment Trusts (REITs), continued
Ventas, Inc.	430	29,459
Vornado Realty Trust	253	27,698
Washington Prime Group, Inc.	100	1,763
Weyerhaeuser Co.	773	26,174
		602,563
Real Estate Management & Development 0.3%
CBRE Group, Inc., Class A *	408	13,056
		13,056
Specialized Finance 1.1%
CME Group, Inc.	457	38,301
The NASDAQ OMX Group, Inc.	178	7,700
		46,001
Thrifts & Mortgage Finance 0.3%
Hudson City BanCorp, Inc.	720	6,948
People's United Financial, Inc.	472	6,901
		13,849
TOTAL COMMON STOCKS (Cost $3,821,974)		4,294,228

TOTAL INVESTMENTS (Cost $3,821,974) — 102.3%		4,294,228
Other Net Assets (Liabilities):
Written Call Options (2.9)%		(122,516)
Other Net Assets 0.6%		25,204
Total Other Net Assets (Liabilities) (2.3)%		(97,312)
NET ASSETS 100.0%		$4,196,916

*	Non-income producing security
REIT	Real Estate Investment Trust

The Horizons S&P Financial Select Sector Covered Call ETF was invested in the following industries as of October 31, 2014:

	Value	% of Net Assets
Insurance	$1,102,105	26.3%
Diversified Financial Services	914,007	21.8%
Banks	736,145	17.5%
Real Estate Investment Trusts (REITs)	602,563	14.4%
Capital Markets	580,589	13.8%
Consumer Finance	240,740	5.7%
Specialized Finance	46,001	1.1%
Media	36,192	0.9%
Thrifts & Mortgage Finance	13,849	0.3%
Real Estate Management & Development	13,056	0.3%
Commercial Services & Supplies	8,981	0.2%
Written Call Options	(122,516)	(2.9%)
Other Net Assets	25,204	0.6%
Total	$4,196,916	100.0%

See Notes to Financial Statements.

Horizons S&P Financial Select Sector Covered Call ETF SCHEDULE OF WRITTEN CALL OPTIONS	October 31, 2014 (Unaudited)

Number of Contracts		Value ($)
Written Call Options (2.9)%
(3)	ACE, Ltd., Strike @ 105.00 Exp 11/24/14	(1,380)
(4)	AFLAC, Inc., Strike @ 57.50 Exp 11/24/14	(926)
(6)	Allstate Corp., Strike @ 62.50 Exp 11/24/14	(1,524)
(10)	American Express Co., Strike @ 85.00 Exp 11/24/14	(5,099)
(15)	American International Group, Inc., Strike @ 52.50 Exp 11/24/14	(2,565)
(5)	American Tower Corp. (REIT), Strike @ 97.50 Exp 11/24/14	(738)
(2)	Ameriprise Financial, Inc., Strike @ 115.00 Exp 11/24/14	(2,160)
(4)	AON PLC, Strike @ 85.00 Exp 11/24/14	(860)
(2)	Apartment Investment & Management Co. (REIT), Class A, Strike @ 35.00 Exp 11/24/14	(185)
(1)	Assurant, Inc., Strike @ 65.00 Exp 11/24/14	(335)
(1)	AvalonBay Communities, Inc., Strike @ 155.00 Exp 11/24/14	(265)
(123)	Bank of America Corp., Strike @ 17.00 Exp 11/24/14	(4,612)
(16)	Bank of New York Mellon Corp., Strike @ 38.00 Exp 11/24/14	(1,800)
(10)	BB&T Corp., Strike @ 37.00 Exp 11/24/14	(1,005)
(21)	Berkshire Hathaway, Inc., Class B, Strike @ 140.00 Exp 11/24/14	(4,284)
(1)	BlackRock, Inc., Class A, Strike @ 330.00 Exp 11/24/14	(1,330)
(2)	Boston Properties, Inc., Strike @ 125.00 Exp 11/24/14	(535)
(8)	Capital One Financial Corp., Strike @ 80.00 Exp 11/24/14	(2,408)
(4)	CBRE Group, Inc., Class A, Strike @ 31.00 Exp 11/24/14	(490)
(44)	Citigroup, Inc., Strike @ 52.50 Exp 11/24/14	(6,687)
(4)	CME Group, Inc., Strike @ 82.50 Exp 11/24/14	(890)
(2)	Comerica, Inc., Strike @ 46.00 Exp 11/24/14	(404)
(4)	Crown Castle International Corp. (REIT), Strike @ 85.00 Exp 11/24/14	(90)
(5)	Discover Financial Services, Inc., Class A, Strike @ 65.00 Exp 11/24/14	(275)
(4)	E*Trade Financial Corp., Strike @ 22.00 Exp 11/24/14	(334)
(4)	Equity Residential (REIT), Strike @ 67.50 Exp 11/24/14	(890)
(12)	Fifth Third BanCorp, Strike @ 19.00 Exp 11/24/14	(1,266)
(5)	Franklin Resources, Inc., Strike @ 55.00 Exp 11/24/14	(663)
(9)	General Growth Properties, Inc., Strike @ 25.00 Exp 11/24/14	(995)
(4)	Genworth Financial, Inc., Class A, Strike @ 13.00 Exp 11/24/14	(456)
(6)	Goldman Sachs Group, Inc., Strike @ 185.00 Exp 11/24/14	(3,840)
(6)	Hartford Financial Services Group, Inc., Strike @ 38.00 Exp 11/24/14	(1,074)
(4)	Health Care REIT, Inc., Strike @ 70.00 Exp 11/24/14	(430)
(8)	Host Hotels & Resorts, Inc., Strike @ 22.00 Exp 11/24/14	(1,040)
(1)	IntercontinentalExchange Group, Inc., Strike @ 210.00 Exp 11/24/14	(400)
(6)	Invesco, Ltd., Strike @ 38.00 Exp 11/24/14	(1,500)
(1)	Iron Mountain, Inc., Strike @ 32.50 Exp 11/24/14	(365)
(33)	JPMorgan Chase & Co., Strike @ 57.50 Exp 11/24/14	(10,642)
(1)	Legg Mason, Inc., Strike @ 50.00 Exp 11/24/14	(260)
(3)	Leucadia National Corp., Strike @ 22.50 Exp 11/24/14	(413)
(3)	Lincoln National Corp., Strike @ 50.00 Exp 11/24/14	(1,425)
(1)	M&T Bank Corp., Strike @ 115.00 Exp 11/24/14	(715)
(3)	McGraw-Hill Cos., Inc., Strike @ 80.00 Exp 11/24/14	(3,030)
(10)	MetLife, Inc., Strike @ 50.00 Exp 11/24/14	(4,075)
(2)	Moody's Corp., Strike @ 97.50 Exp 11/24/14	(553)
(22)	Morgan Stanley, Strike @ 36.00 Exp 11/24/14	(594)
(2)	Northern Trust Corp., Strike @ 65.00 Exp 11/24/14	(365)
(2)	Plum Creek Timber Co., Inc., Strike @ 42.00 Exp 11/24/14	(14)

See Notes to Financial Statements.

Horizons S&P Financial Select Sector Covered Call ETF SCHEDULE OF WRITTEN CALL OPTIONS (Concluded)	October 31, 2014 (Unaudited)

Number of Contracts		Value ($)
Written Call Options, Concluded
(7)	PNC Financial Services Group, Strike @ 82.50 Exp 11/24/14	(2,853)
(2)	Principal Financial Group, Inc., Strike @ 50.00 Exp 11/24/14	(510)
(5)	Progressive Corp., Strike @ 25.00 Exp 11/24/14	(700)
(6)	Prologis, Inc., Strike @ 40.00 Exp 11/24/14	(1,050)
(6)	Prudential Financial, Inc., Strike @ 85.00 Exp 11/24/14	(2,670)
(2)	Public Storage, Strike @ 175.00 Exp 11/24/14	(1,760)
(3)	Simon Property Group, Inc., Strike @ 170.00 Exp 11/24/14	(2,708)
(5)	State Street Corp., Strike @ 70.00 Exp 11/24/14	(2,713)
(5)	SunTrust Banks, Inc., Strike @ 37.00 Exp 11/24/14	(1,080)
(3)	T. Rowe Price Group, Inc., Strike @ 80.00 Exp 11/24/14	(818)
(12)	The Charles Schwab Corp., Strike @ 27.00 Exp 11/24/14	(2,190)
(3)	The Chubb Corp., Strike @ 95.00 Exp 11/24/14	(1,320)
(1)	The NASDAQ OMX Group, Inc., Strike @ 42.00 Exp 11/24/14	(165)
(4)	Travelers Cos., Inc., Strike @ 95.00 Exp 11/24/14	(2,420)
(26)	U.S. BanCorp, Strike @ 41.00 Exp 11/24/14	(4,484)
(3)	Unum Group, Strike @ 34.00 Exp 11/24/14	(105)
(4)	Ventas, Inc., Strike @ 70.00 Exp 11/24/14	(130)
(2)	Vornado Realty Trust, Strike @ 105.00 Exp 11/24/14	(870)
(55)	Wells Fargo & Co., Strike @ 50.00 Exp 11/24/14	(16,967)
(7)	Weyerhaeuser Co., Strike @ 34.00 Exp 11/24/14	(298)
(4)	XL Group PLC, Strike @ 34.00 Exp 11/24/14	(168)
(3)	Zions Bancorp, Strike @ 28.00 Exp 11/24/14	(351)
Total Written Call Options (Premiums Received $38,349)		$(122,516)

See Notes to Financial Statements.

EXCHANGE TRADED CONCEPTS TRUST II STATEMENTS OF ASSETS AND LIABILITIES	October 31, 2014 (Unaudited)

	Horizons S&P 500® Covered Call ETF	Horizons S&P Financial Select Sector Covered Call ETF
Assets:
Investments, at value (Cost $28,413,946 and $3,821,974)	$33,207,076	$4,294,228
Cash	307,599	39,573
Dividends and interest receivable	32,895	2,022
Total Assets	33,547,570	4,335,823

Liabilities:
Written options (Premiums received $344,093 and $38,349)	1,030,698	122,516
Distributions payable	175,612	13,952
Management fees payable	17,469	2,439
Total Liabilities	1,223,779	138,907

Net Assets	$32,323,791	$4,196,916

Net Assets consist of:
Capital	$29,295,956	$4,006,009
Accumulated (distributions in excess of) net investment income	(317,326)	(36,262)
Accumulated net realized gains (loss) on investments	(761,364)	(160,918)
Net unrealized appreciation/depreciation on investments	4,106,525	388,087
Net Assets	$32,323,791	$4,196,916

Net Assets	$32,323,791	$4,196,916
Shares of Beneficial Interest Outstanding
(unlimited number of shares authorized, no par value)	702,500	100,000
Net Asset Value	$46.01	$41.97

See Notes to Financial Statements.

EXCHANGE TRADED CONCEPTS TRUST II STATEMENTS OF OPERATIONS	For the Period Ended October 31, 2014 (Unaudited)

	Horizons S&P 500® Covered Call ETF	Horizons S&P Financial Select Sector Covered Call ETF
Investment Income:
Dividend income (net of withholding tax of $37 and $0)	$299,801	$38,253
Total Investment Income	299,801	38,253

Expenses:
Management fees	95,610	14,627
Other fees	163	39
Total Expenses	95,773	14,666

Net Investment Income (Loss)	204,028	23,587

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	264,266	19,242
Net realized gains (losses) on written options	(401,877)	(111,743)
Change in unrealized appreciation/depreciation on investments	1,116,539	235,908
Net Realized and Unrealized Gains (Losses) on Investments	978,928	143,407

Change in Net Assets Resulting From Operations	$1,182,956	$166,994

See Notes to Financial Statements.

EXCHANGE TRADED CONCEPTS TRUST II STATEMENTS OF CHANGES IN NET ASSETS	October 31, 2014

	Horizons S&P 500® Covered Call ETF		Horizons S&P Financial Select Sector Covered Call ETF
	Six Months Ended October 31, 2014 (unaudited)	For the period June 24, 2013(a) through April 30, 2014	Six Months Ended October 31, 2014 (unaudited)	For the period November 18, 2013(a) through April 30, 2014
From Investment Activities:
Operations:
Net investment income (loss)	$204,028	$267,907	$23,587	$18,963
Net realized gains (losses) on investments	264,266	387,466	19,242	8,323
Net realized gains (losses) on written options	(401,877)	(524,407)	(111,743)	(41,882)
Change in unrealized appreciation/depreciation on investments and written options	1,116,539	2,989,986	235,908	152,179
Change in net assets resulting from operations	1,182,956	3,120,952	166,994	137,583

Distributions to Shareholders From:
Net investment income	(521,354)	(339,609)	(59,849)	(53,821)
Net realized gains on investments	—	(415,110)	—	—
Change in net assets resulting from distributions	(521,354)	(754,719)	(59,849)	(53,821)

Capital Transactions:
Proceeds from shares issued	4,638,585	24,557,371	—	4,006,009
Change in net assets resulting from capital transactions	4,638,585	24,557,371	—	4,006,009
Change in net assets	5,300,187	26,923,604	107,145	4,089,771

Net Assets:
Beginning of period	27,023,604	100,000 (b)	4,089,771	—
End of period	$32,323,791	$27,023,604	$4,196,916	$4,089,771
Accumulated (distributions in excess of) net investment income	$(317,326)	$—	$(36,262)	$—

Share Transactions:
Issued	100,000	600,000	—	100,000
Change in shares	100,000	600,000	—	100,000

Amounts listed as “—” are $0 or have been rounded to $0.

(a)	Commencement of operations.

(b)	Beginning capital of $100,000 was contributed from the Sub-Advisor in exchange for 2,500 shares of Horizons S&P 500 Covered Call ETF in connection with the commencement of operations.

See Notes to Financial Statements.

EXCHANGE TRADED CONCEPTS TRUST II FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distribution to Shareholders From							Ratios to Average Net Assets		Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains From Investments		Total Distributions	Net Asset Value, End of Period	Total Return(a),(b)	Total return at market(a),(c)	Ratio of Expenses to Average Net Assets(d)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)	Net Assets at End of Period (000's)	Portfolio Turnover(a)
Horizons S&P 500® Covered Call ETF
Six Months Ended October 31, 2014 (unaudited)	$44.85	0.34	1.61	1.95	(0.79)	—		(0.79)	$46.01	4.37%	4.32%	0.65%	1.39%	$32,324	5%
June 24, 2013(e) through April 30, 2014	$40.00	0.52	5.66	6.18	(0.64)	(0.69)		(1.33)	$44.85	15.59%	15.73	0.65%	1.37%	$27,024	34%

Horizons S&P Financial Select Sector Covered Call ETF
Six Months Ended October 31, 2014 (unaudited)	$40.90	0.24	1.43	1.67	(0.60)		—	(0.60)	$41.97	4.11%	4.25%	0.70%	1.13%	$4,197	3%
November 18, 2013(e) through April 30, 2014	$40.00	0.19	1.25	1.44	(0.54)		—	(0.54)	$40.90	3.61%	3.68	0.70%	1.03%	$4,090	5%

Amounts listed as “—” are $0 or have been rounded to $0.

(a)	Not annualized for periods less than one year.

(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value.  This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.

(c)
Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value.  Market value is determined by the composite closing price.  Composite closing security price is defined as the last reported sale price on the NYSE Arca.  The composite closing price is the last reported sale, regardess of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.  Market value may be greater or less than net asset value, depending on the Fund’s closing price on the NYSE Arca.

(d)	Annualized for periods less than one year.

(e)	Commencement of operations.

See Notes to Financial Statements.

Exchange Traded Concepts Trust II NOTES TO FINANCIAL STATEMENTS	October 31, 2014(Unaudited)

1. Organization

Exchange Traded Concepts Trust II (the “Trust”) was organized on April 4, 2012 as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. Currently, the Trust has registered its Shares in three separate series. The financial statements herein are those of the Horizons S&P 500® Covered Call ETF (the “S&P 500 Fund”) and the Horizons S&P Financial Select Sector Covered Call ETF (the “Financial Sector Fund”) (individually referred to as a “Fund,” or collectively as the “Funds”). Each Fund is a passively managed exchange-traded fund. The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which Shares are held.

The investment objective of each Fund is to provide investment results that, before fees and expenses, correspond generally to the performance of a specified market index (each, an “Underlying Index”). Accordingly, the investments owned by each Fund generally correspond to the weightings within each Underlying Index. The Underlying Index for the S&P 500® Fund is the S&P 500® Stock Covered Call Index, and the Underlying Index for the Financial Sector Fund is the S&P 500® Financial Sector Stock Covered Call Index. The Funds’ prospectus provides a description of each Fund’s investment objectives, policies, and strategies. There is no assurance that each Fund will achieve its investment objective.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

2. Basis of Presentation and Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, “Financial Services-Investment Companies.” The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and income and expenses during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities.

Investment Valuation

A Fund’s investments (e.g., equity securities and exchange-traded options) are valued using procedures approved by the Board and are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer) or (iii) based on amortized cost. A Fund’s written options are valued using the midpoint between the last highest bid and the last lowest ask quotation for the current day. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

In the event that current market valuations are not readily available or such valuations do not reflect current market value, the Trust’s procedures require the Funds’ Valuation Committee, in accordance with the Funds’ Board-approved valuation guidelines, to determine a security’s fair value. In determining such value, the Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices). Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s Net Asset Value (“NAV”) and the prices used by a Fund’s Underlying Index. This may result in a difference between a Fund’s performance and the performance of the Fund’s Underlying Index. With respect to securities that are primarily listed on foreign exchanges, the value of a Fund’s portfolio securities may change on days when you will not be able to purchase or sell your Shares.

Exchange Traded Concepts Trust II NOTES TO FINANCIAL STATEMENTS (Continued)	October 31, 2014 (Unaudited)

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 — Quoted prices in active markets for identical assets

•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the valuation procedures noted previously, equity securities, exchange-traded funds, and written options are generally categorized as Level 1 in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2).

The following is a summary of the valuations as of October 31, 2014 for the Funds based upon the three levels defined above:

S&P 500 Fund	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks	$33,207,076	$—	$—	$33,207,076
Total Investment Securities	33,207,076	—	—	33,207,076
Other Financial Instruments:
Written Call Options	(1,030,698)	—	—	(1,030,698)
Total Investments	$32,176,378	$—	$—	$32,176,378

Financial Sector Fund	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks	$4,294,228	$—	$—	$4,294,228
Total Investment Securities	4,294,228	—	—	4,294,228
Other Financial Instruments:
Written Call Options	(122,516)	—	—	(122,516)
Total Investments	$4,171,712	$—	$—	$4,171,712

Please refer to the Schedules of Portfolio Investments to view equity securities segregated by industry type. The Trust’s policy is to disclose transfers between fair value hierarchy levels based on valuations at the end of the reporting period. As of October 31, 2014, there were no transfers between Levels 1, 2, and 3 assets and liabilities based on levels assigned to securities at the beginning of the period. For the period ended October 31, 2014, there were no securities categorized as Level 3.

Exchange Traded Concepts Trust II NOTES TO FINANCIAL STATEMENTS (Continued)	October 31, 2014 (Unaudited)

Options

Each Fund will write call options on up to 100% of each of the option eligible securities in the Underlying Index, in an attempt to generate more income (the premium paid by the buyer of the option) from the security than it would otherwise provide on its own from dividends or other distributions. As of the current period end, each Fund invested in exchange-traded options. The following discussion describes generally the characteristics of purchased and written options (including calls and puts) and the general risks of using options.

An option is a contract between two parties for the purchase and sale of a financial instrument for a specified price (known as the “strike price” or “exercise price”). An option grants a right (not an obligation) to buy or sell a financial instrument and is exercisable by the holder during a specified time period or at expiry. Generally, a seller of an option can grant a buyer two kinds of rights: a “call” (the right to buy the security) or a “put” (the right to sell the security). Options have various types of underlying instruments, including specific securities, indices of securities prices, foreign currencies, interest rates and futures contracts. Options may be traded on an exchange (exchange-traded options) or may be customized agreements between the parties (over-the-counter or “OTC” options). A financial intermediary, known as a clearing corporation, financially backs exchange-traded options. However, OTC options have no such intermediary and are subject to the risk that the counter-party will not fulfill its obligations under the contract.

When a Fund purchases a put option, it buys the right to sell the instrument underlying the option at a fixed strike price. In return for this right, the Fund pays the current market price for the option (known as the “option premium”). A Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs. However, if the price of the underlying instrument does not fall enough to offset the cost of purchasing the option, a put buyer would lose the premium and related transaction costs.

Call options are similar to put options, except that when purchased the Fund obtains the right to purchase, rather than sell, the underlying instrument at the option’s strike price. A Fund would ordinarily realize a gain if, during the option period, the value of the underlying instrument exceeded the exercise price plus the premium paid and related transaction costs. If an option purchased by a Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid.

When a Fund writes (or sells) a call option it assumes, in return for a premium, an obligation to sell specified securities to the holder of the option at a specified price if the option is exercised at any time on or before the expiration date. Similarly, when a Fund writes (or sells) a put option it assumes, in return for a premium, an obligation to purchase specified securities from the option holder at a specified price if the option is exercised at any time on or before the expiration date. A Fund may terminate its position in an exchange-traded written option before exercise by buying an option identical to the one it has written. Similarly, it may cancel an OTC option by entering into an offsetting transaction with the counter-party to the option. If an option written by a Fund expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written.

Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.

The S&P 500 Fund had the following transactions in exchange-traded written options during the period ended October 31, 2014:

	Number of Contracts	Premiums Received
Options outstanding at April 30, 2014	3,461	$236,063
Options written	24,467	1,957,516
Options expired	—	—
Options exercised	(173)	(57,235)
Options closed	(23,253)	(1,792,251)
Options outstanding at October 31, 2014	4,502	$344,093

Exchange Traded Concepts Trust II NOTES TO FINANCIAL STATEMENTS (Continued)	October 31, 2014 (Unaudited)

The Financial Sector Fund had the following transactions in exchange-traded written options during the period ended October 31, 2014:

	Number of Contracts	Premiums Received
Options outstanding at April 30, 2014	541	$27,328
Options written	3,445	161,855
Options expired	—	—
Options exercised	(9)	(460)
Options closed	(3,360)	(150,374)
Options outstanding at October 31, 2014	617	$38,349

The following is a summary of the value of written options on the Statements of Assets and Liabilities, categorized by risk exposure, as of October 31, 2014:

	Assets		Liabilities
Primary Risk Exposure	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
S&P 500 Fund
Equity Risk Exposure	Investment securities, at value (purchased options)	$—	Written options	$1,030,698
Financial Sector Fund
Equity Risk Exposure	Investment securities, at value (purchased options)	$—	Written options	$122,516

The following is a summary of the effect of written options on the Statements of Operations, categorized by risk exposure, for the period ended October 31, 2014:

Primary Risk Exposure	Net realized gains (losses) on written options	Change in net unrealized appreciation (depreciation) on investments and written options
S&P 500 Fund
Equity Risk Exposure	$(401,877)	$(612,507)
Financial Sector Fund
Equity Risk Exposure	$(111,743)	$(85,018)

The volume of options written by the S&P 500 Fund and the Financial Sector Fund at October 31, 2014 is indicative of the volume of options throughout the period ended October 31, 2014.

Investment Transactions and Related Income

For financial reporting purposes, portfolio security transactions are reported on trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Exchange Traded Concepts Trust II NOTES TO FINANCIAL STATEMENTS (Continued)	October 31, 2014 (Unaudited)

Federal Income Tax

It is the policy of each Fund to qualify or continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the ”Code”), as amended, and to distribute substantially all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required as long as each Fund qualifies as a regulated investment company.

Management of the Funds has evaluated tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Tax positions taken in tax years remain subject to examination by tax authorities (generally three years for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require the Funds to record a tax liability and, therefore, there is no impact to the Funds’ financial statements.

Distributions to Shareholders

Each Fund distributes a monthly dividend of net investment income and any net short-term capital gains recognized in connection with a Fund’s equity call option activities calculated during each monthly dividend calculation period. Distributions of remaining net realized capital gains, if any, generally are declared and paid once a year, but the Funds may make distributions on a more frequent basis for a Fund to improve index tracking or to comply with the distributions requirement of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital and distribution reclassifications), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales) do not require a reclassification.

If a Fund’s distributions exceed its earnings and profits, all or a portion of the distributions made in the taxable year may be treated as a return of capital to shareholders. A return of capital distribution generally will not be taxable but will reduce a shareholder’s cost basis and result in a higher capital gain and lower capital loss when the Shares on which the distribution was received are sold. A return of capital distribution does not necessarily reflect a Fund’s investment performance and should not be confused with “yield” or “income.”

3. Transactions with Affiliates and Other Servicing Agreements

Investment Advisory and Sub-Advisory Agreements

Investment Advisory Agreement

Exchange Traded Concepts, LLC (the “Adviser”) serves as adviser to the Trust pursuant to an Investment Advisory Agreement (“Advisory Agreement”). Subject at all times to the supervision and approval of the Board, the Adviser is responsible for the overall management of the Trust. The Adviser or, if it has delegated such authority, the Sub-Adviser (as defined below) determines what investments should be purchased and sold, and places orders for all such purchases and sales, on behalf of the Funds.

For the services it provides to the Funds, the Adviser receives a fee, which is calculated daily and paid monthly, at the following rates: 0.65% of average daily net assets of the S&P 500 Fund and 0.70% of average daily net assets of the Financial Sector Fund.

Under the Advisory Agreement, the Adviser pays all expenses of each Fund other than the management fee, distribution fees and expenses pursuant to the Funds’ Distribution and Service Plan (as defined below), if any, brokerage commissions and other expenses incurred in placing or settlement of orders for the purchase and sale of securities and other investment instruments, taxes, interest, acquired fund fees and expenses, accrued deferred tax liability, and other extraordinary expenses.

Exchange Traded Concepts Trust II NOTES TO FINANCIAL STATEMENTS (Continued)	October 31, 2014 (Unaudited)

Investment Sub-Advisory Agreement

The Adviser and Horizons ETFs Management (USA) LLC (the “Sub-Adviser”) have entered into an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with respect to the Trust. Under the Sub-Advisory Agreement, the Sub-Adviser serves as investment sub-adviser and is responsible for making investment decisions and continuously reviews, supervises and administers the investment program, subject to the supervision of the Adviser and the Board. The sub-adviser fees are borne by the Funds’ Adviser.

Distribution Agreement

Foreside Fund Services, LLC, a Delaware limited liability company, (the “Distributor”) is the principal underwriter and distributor of each Fund’s Shares. The Distributor does not maintain any secondary market in Fund Shares. The Trust has adopted a Rule 12b-1 Distribution and Service Plan (the “Distribution and Service Plan”) pursuant to which payments of up to 0.25% of average daily net assets may be made to compensate or reimburse financial intermediaries for activities principally intended to result in the sale of Fund Shares. In accordance with the Distribution and Service Plan, the Distributor may enter into agreements with financial intermediaries and dealers relating to distribution and/or marketing services with respect to the Trust.

The Board has determined that no payments will be made under the Distribution and Service Plan through August 28, 2015. Thereafter, fees under the Distribution and Service Plan may only be imposed after approval by the Board. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Trust. Any forgone fees will not be recoverable during any subsequent period.

Other Servicing Agreements

Administrator, Custodian, Fund Accountant and Transfer Agent

Citi Fund Services Ohio, Inc. serves as administrator, fund accountant, transfer agent and dividend disbursing agent for the Funds pursuant to a Services Agreement. Citibank, NA serves as the custodian of the Funds pursuant to a Custodial and Agency Services Agreement.

Officers of the Trust

Certain officers of the Trust are also employees of the Funds’ Adviser, Administrator, and affiliates of the Distributor.

 4. Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended October 31, 2014 were as follows:

Fund	Purchases	Sales
S&P 500 Fund	$1,451,820	$2,103,986
Financial Sector Fund	109,171	250,462

Purchases and sales of in-kind transactions for the period ended October 31, 2014 were as follows:

Fund	Purchases	Sales
S&P 500 Fund	$4,636,032	$—

Exchange Traded Concepts Trust II NOTES TO FINANCIAL STATEMENTS (Continued)	October 31, 2014 (Unaudited)

5. Capital Share Transactions

Shares of each Fund are listed and traded on the NYSE Arca, Inc. (the “Exchange”) on each day that the Exchange is open for business (“Business Day”). Individual Fund Shares may only be purchased and sold on this exchange through a broker-dealer. Because the Funds’ Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to the NAV, greater than NAV (premium) or less than NAV (discount).

The Funds offer and redeem Shares on a continuous basis at NAV only in large blocks of Shares, currently 50,000 Shares for the S&P 500 Fund and 25,000 Shares for the Financial Sector Fund (“Creation Unit”). Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Creation Units are available for purchase and redemption on each Business Day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount.

Except under limited circumstances, purchasers will be required to purchase Creation Units by making an in-kind deposit of specified instruments (“Deposit Instruments”), and shareholders redeeming Creation Units will receive an in-kind transfer of specified securities (“Redemption Instruments”). Due to the written option component of the Creation Unit and other reasons, there could be a difference between the NAV of a Creation Unit being purchased or redeemed and the Deposit or Redemption Instruments exchanged for the Creation Unit. The party conveying the instruments with the lower value will also pay to the other an amount in cash equal to that difference.

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Funds. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

6. Principal Risks

As with any investment, you could lose all or part of your investment in the Funds and each Fund’s performance could trail that of other investments. The Funds are subject to the principal risks noted below, any of which may adversely affect each Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the Funds’ prospectus.

Index Risk: Unlike many investment companies, the Funds do not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, the Funds would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Market Risk: Securities in an Underlying Index are subject to market fluctuations. You should anticipate that the value of Shares will decline, more or less, in correlation with any decline in value, in aggregate, of the securities in an Underlying Index.

Writing Covered Call Option Risk: By writing covered call options in return for the receipt of premiums, the Funds will give up the opportunity to benefit from potential increases in the value of the securities in the Underlying Index above the exercise prices of the written options, but will continue to bear the risk of declines in the value of such securities. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stocks over time. If trading is suspended, the Funds may be unable to write options at times that may be desirable or advantageous to the Funds to do so.

Industry Concentration Risk: To the extent that an Underlying Index is concentrated in a particular industry, the Funds also will be concentrated in the industry, which may subject the Funds to a greater loss as a result of adverse economic, business, or other developments affecting that industry.

Passive Investment Risk: The Sub-Adviser does not actively manage the Funds and therefore does not attempt to analyze, quantify, or control the risks associated with investing in stocks of companies in the Underlying Index.

Premium/Discount Risk: Although it is expected that the market price of the Funds’ Shares typically will approximate its NAV, there may be times when the market price and the NAV differ and the Funds’ Shares may trade at a premium or discount to the NAV.

Exchange Traded Concepts Trust II NOTES TO FINANCIAL STATEMENTS (Concluded)	October 31, 2014 (Unaudited)

7. Federal Income Tax Information

The tax character of distributions paid to shareholders during the tax year ended April 30, 2014 were as follows:

	Distributions paid from
Fund	Ordinary Income	Total Taxable Distributions	Total Distributions Paid
S&P 500 Fund	$754,719	$754,719	$754,719
Financial Sector Fund	53,821	53,821	53,821

As of the tax year ended April 30, 2014, the components of accumulated earnings (deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation (Depreciation)	Accumulated Earnings (Deficit)
S&P 500 Fund	$436,845	$2,396	$1,926,992	$2,366,233
Financial Sector Fund	811	899	82,052	83,762

At October 31, 2014, the tax cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
S&P 500 Fund	$29,806,818	$5,049,542	$(1,649,284)	$3,400,258
Financial Sector Fund	$3,925,033	$485,087	$(115,892)	$369,195

8. Subsequent Events

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined there are no material events that would require disclosure in the Funds’ financial statements through this date.

Exchange Traded Concepts Trust II DISCLOSURE OF FUND EXPENSES	October 31, 2014 (Unaudited)

All Exchange Traded Funds (“ETF”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) cost for ETF management and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of an ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of the investing in a Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (unless otherwise noted below). The table below illustrates your Fund’s cost in two ways:

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that a Fund may have incurred over the period. The “Actual Expenses Paid During the Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Actual Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use the information, together with the actual amount you invested in a Fund, to estimate the expenses you paid over the period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the numbers shown for a Fund under “Actual Expenses Paid During the Period.”

Hypothetical 5% Return

This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but the expense ratio for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess a Fund’s comparative cost by comparing the hypothetical results for a Fund in the “Hypothetical Expenses Paid During the Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes - not your Fund’s actual return - the account values shown may not apply to your specific investment.

Fund	Beginning Account Value	Actual Ending Account Value 10/31/2014	Hypothetical Ending Account Value	Actual Expenses Paid During the Period*	Hypothetical Expenses Paid During the Period*	Annualized Expense Ratio During Period
S&P 500 Fund	$1,000.00	$1,043.70	$1,021.93	$3.35	$3.31	0.65%
Financial Sector Fund	$1,000.00	$1,041.10	$1,021.68	$3.60	$3.57	0.70%

*
Expenses paid during the period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

Exchange Traded Concepts Trust II OTHER INFORMATION	October 31, 2014 (Unaudited)

S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); Select Sector™ is a trademark of Merrill Lynch, Pierce, Fenner & Smith Inc. (“Merrill Lynch”). The foregoing trademarks have been licensed for use by S&P Dow Jones Indices LLC. S&P®, S&P 500®, S&P 500 Stock Covered Call™ and/or S&P 500 Financial Select Sector Stock Covered Call™ are trademarks of S&P and have been licensed for use by Horizons ETFs Management (USA) LLC (“Horizons”). The S&P 500 Stock Covered Call Index and/or S&P 500 Financial Select Sector Stock Covered Call™ Index (the “Indices”) is a product of S&P Dow Jones Indices LLC and has been licensed for use by Horizons.

The Horizons S&P 500 Covered Call ETF and the Horizons S&P Financial Select Sector Covered Call ETF (collectively, the “ETFs”) are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, any of their respective affiliates, their third party licensors (collectively, “S&P Dow Jones Indices”), the Chicago Board Options Exchange, Incorporated and any of its affiliates and third party licensors (collectively, “CBOE”) or Merrill Lynch. Neither S&P Dow Jones Indices, CBOE nor Merrill Lynch make any representation or warranty, express or implied, to the owners of the ETFs or any member of the public regarding the advisability of investing in securities generally or in the ETFs particularly or the ability of the Indices to track general market or market segment performance. S&P Dow Jones Indices’, CBOE’s and Merrill Lynch’s only relationship to Horizons with respect to the Indices is providing calculation services for the Indicative Optimized Portfolio Values (“IOPV”), Indices and/or the licensing of the Indices and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and Merrill Lynch. The IOPVs and Indices are determined, composed and calculated by S&P Dow Jones Indices, CBOE and/or Merrill Lynch, as the case may be, without regard to Horizons or the ETFs. S&P Dow Jones Indices, CBOE and Merrill Lynch have no obligation to take the needs of Horizons or the owners of the ETFs into consideration in determining, composing or calculating the IOPVs and Indices. S&P Dow Jones Indices, CBOE and Merrill Lynch are not responsible for and have not participated in the determination of the prices, and amount of the ETFs or the timing of the issuance or sale of the ETFs or in the determination or calculation of the equation by which the ETFs is to be converted into cash. S&P Dow Jones Indices, CBOE and Merrill Lynch are not responsible for and have not participated in the issuance or sale of the ETFs, and have no obligation or liability in connection with the administration, marketing or trading of the ETFs. There is no assurance that investment products based on the Indices will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC and its subsidiaries are not investment advisors. Inclusion of a security within an IOPV or index is not a recommendation by S&P Dow Jones Indices, CBOE and Merrill Lynch to buy, sell, or hold such security, nor is it considered to be investment advice. Notwithstanding the foregoing, CME Group Inc. and its affiliates may independently issue and/or sponsor financial products unrelated to the ETFs currently being issued by Horizons, but which may be similar to and competitive with the ETFs. In addition, CME Group Inc. and its affiliates may trade financial products which are linked to the performance of the Indices. It is possible that this trading activity will affect the value of the IOPVs, Indices and the ETFs.

S&P DOW JONES INDICES, CBOE AND MERRILL LYNCH DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF ANY INDICATIVE OPTIMIZED PORFOLIO VALUE OR INDEX OR ANY DATA OR VALUE RELATED THERETO OR TO THE ETFS (“VALUES AND DATA”), OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES, CBOE AND MERRILL LYNCH SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS IN THE VALUES AND DATA. S&P DOW JONES INDICES, CBOE AND MERRILL LYNCH MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE VALUES AND DATA, AND AS TO RESULTS TO BE OBTAINED BY HORIZONS, OWNERS OF THE ETFS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE VALUES AND DATA. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES, CBOE AND MERRILL LYNCH BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE WITH RESPECT TO THE ETFS OR VALUES AND DATA. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND HORIZONS, OTHER THAN CBOE, MERRILL LYNCH AND ANY OTHER LICENSORS OF S&P DOW JONES INDICES.”

Shares of the Trust are not sponsored, endorsed, or promoted by the NYSE Arca. The NYSE Arca makes no representation or warranty, express or implied, to the owners of the Shares of the Funds. The NYSE Arca is not responsible for, nor has it participated in, the determination of the timing of, prices of, or quantities of the shares of the Funds to be issued, or in the determination or calculation of the equation by which the shares are redeemable. The NYSE Arca has no obligation or liability to owners of the shares of the Fund in connection with the administration, marketing, or trading of the Shares of the Funds. Without limiting any of the foregoing, in no event shall the NYSE Arca have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

THIS PAGE INTENTIONALLY LEFT BLANK

THIS PAGE INTENTIONALLY LEFT BLANK

THIS PAGE INTENTIONALLY LEFT BLANK

2545 S. Kelly Avenue, Suite C
Edmond, OK 73013

Investment Adviser: Exchange Traded Concepts, LLC 2545 S. Kelly Avenue, Suite C Edmond, OK 73013	Investment Sub-Adviser: Horizons ETFs Management (USA), LLC 1350 Avenue of the Americas, 33rd Floor New York, New York 10019
Distributor: Foreside Fund Services, LLC Three Canal Plaza, Suite 100 Portland, ME 04101	Legal Counsel: Bingham McCutchen LLP 2020 K Street, NW Washington, DC 20006-1806

Proxy Voting Information

A description of Exchange Traded Concept Trust II’s proxy voting policies and procedures is attached to the Funds’ Statement of Additional Information, which is available without charge by visiting the Funds’ website at www.HorizonsETFs.com/USA or the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov or by calling toll-free 1-855-HZN-ETFS.

In addition, a description of how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 will be available without charge upon request by calling toll-free 1-855-HZN-ETFS or on the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings Information

Exchange Traded Concepts Trust II files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal period on Form N-Q. The Trust’s Forms N-Q will be available on the SEC’s website at www.sec.gov. You may also review and obtain copies of the Trust’s’ Forms N-Q at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition, the Funds’ full portfolio holdings are updated daily and available on the Funds’ website at www.HorizonsETFs.com/USA.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable – only for annual reports.

Item 6. Investments.

(a) The Schedule of Investments as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of the Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not Applicable – only for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust II

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Principal Executive Officer

Date	12/17/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Principal Executive Officer

Date	12/17/2014

By (Signature and Title)	/s/ Christopher W. Roleke
Christopher W. Roleke, Principal Financial Officer

Date	12/17/2014